UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05436
                                                    --------------

                          Phoenix Multi-Portfolio Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.                           John R. Flores, Esq.
Vice President, Chief Legal Officer,                      Vice President
Counsel and Secretary for Registrant               Litigation/Employment Counsel
   Phoenix Life Insurance Company                 Phoenix Life Insurance Company
          One American Row                               One American Row
         Hartford, CT 06102                             Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                      Date of fiscal year end: November 30
                                              ------------

                     Date of reporting period: May 31, 2005
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



--------------------------------------------------------------------------------

                                                                MAY 31, 2005
--------------------------------------------------------------------------------


      SEMIANNUAL REPORT

--------------------------------------------------------------------------------

        >  PHOENIX EMERGING MARKETS BOND FUND

        >  PHOENIX INTERNATIONAL STRATEGIES FUND

        >  PHOENIX REAL ESTATE SECURITIES FUND

        >  PHOENIX TAX-EXEMPT BOND FUND


                                                    [GRAPHIC OMITTED]
                                                   GET FUND DOCUMENTS
                                                    BY E-MAIL INSTEAD.

                                                  ELIGIBLE SHAREHOLDERS
                                                MAY SIGN UP FOR E-DELIVERY
                                                   AT PHOENIXFUNDS.COM.






TRUST NAME: PHOENIX MULTI-PORTFOLIO FUND

[LOGO OMITTED] PHOENIXFUNDS(sm)

     ---------------------------------------------------------------------
       Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
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This report is not authorized for distribution to prospective investors in the
Phoenix Multi-Portfolio Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:
      I encourage you to review this semiannual report for the Phoenix Emerging Markets Bond Fund, Phoenix International Strategies Fund, Phoenix Real Estate Securities Fund, and Phoenix Tax-Exempt Bond Fund, for the six months ended May 31, 2005. 1
      As of this writing, the pace of the United States' economic growth is beginning to slow. While the economy grew at a healthy 4.4% rate last year, signs of deceleration were evident in the first quarter of 2005. It appears rising interest rates and energy prices are starting to weigh on consumer confidence. The equity market has given back much of its gains from the post-election rally of last fall. At the same time, concerns over rising inflation and record deficits are likely to keep upward pressure on interest rates for the near term.
      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 2 Your Phoenix Fund allocation may help in this effort.
      As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses, annual and semiannual reports, sign up for our e-delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the e-delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

JUNE 2005

(1) EFFECTIVE JULY 1, 2005, THE FUND NAMES WERE CHANGED FROM PHOENIX-GOODWIN EMERGING MARKETS BOND FUND, PHOENIX-ABERDEEN INTERNATIONAL FUND, PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND, AND PHOENIX-GOODWIN TAX-EXEMPT BOND FUND, RESPECTIVELY.
(2) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees.

There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS


Glossary ....................................................................  3

Phoenix Emerging Markets Bond Fund ..........................................  4

Phoenix International Strategies Fund ....................................... 12

Phoenix Real Estate Securities Fund ......................................... 20

Phoenix Tax-Exempt Bond Fund ................................................ 27

Notes to Financial Statements ............................................... 34

Board of Trustees' Consideration of Advisory
  and Subadvisory Agreements ................................................ 40

Fund Management Tables ...................................................... 42

GLOSSARY


(AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

PHOENIX EMERGING MARKETS BOND FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Emerging Markets Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

 Emerging Markets                Beginning           Ending       Expenses Paid
    Bond Fund                   Account Value     Account Value      During
     Class A                  November 30, 2004    May 31, 2005      Period*
-----------------------       -----------------  ---------------  ------------
Actual                            $1,000.00         $1,052.00        $8.73

Hypothetical (5% return
  before expenses)                 1,000.00          1,016.32         8.61

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.71%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 Emerging Markets                Beginning           Ending       Expenses Paid
    Bond Fund                   Account Value     Account Value      During
     Class B                  November 30, 2004    May 31, 2005      Period*
-----------------------       -----------------  ---------------  ------------
Actual                            $1,000.00         $1,048.10        $12.51

Hypothetical (5% return
  before expenses)                 1,000.00          1,012.56         12.37

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.45%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 Emerging Markets                Beginning           Ending       Expenses Paid
    Bond Fund                   Account Value     Account Value      During
     Class C                  November 30, 2004    May 31, 2005      Period*
-----------------------       -----------------  ---------------  ------------
Actual                            $1,000.00         $1,047.80        $12.52

Hypothetical (5% return
  before expenses)                 1,000.00          1,012.55         12.38

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.45%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix Emerging Markets Bond Fund


--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS (UNAUDITED)                                         5/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

        [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA IS AS FOLLOWS]

                         Brazil                  21%
                         Russia                  18
                         Mexico                  16
                         Turkey                   8
                         Venezuela                5
                         Philippines              5
                         United States            4
                         Other                   23

                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                  (UNAUDITED)

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                     ------     -----------
DOMESTIC CORPORATE BONDS--3.6%

DIVERSIFIED METALS & MINING--2.4%
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/1/10 .................................    $1,000     $ 1,110,000

PUBLISHING & PRINTING--1.2%
WDAC Subsidiary Corp. 144A 8.50%, 12/1/14(b) ....       500(d)      544,521
---------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $1,759,080)                                      1,654,521
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--64.9%

ARGENTINA--1.3%
Republic of Argentina 15.50%, 12/19/08(g)(h) ....     1,000         295,000
Republic of Argentina Series BGL5 11.375%,
1/30/17(g)(h) ...................................     1,000         295,000
                                                                -----------
                                                                    590,000
                                                                -----------
BRAZIL--16.9%
Federative Republic of Brazil 11%, 1/11/12 ......     1,250       1,485,625
Federative Republic of Brazil 8%, 4/15/14 .......       106         107,858
Federative Republic of Brazil 10.50%, 7/14/14 ...     1,750       2,051,875
Federative Republic of Brazil 7.875%, 3/7/15 ....     1,000       1,016,000
Federative Republic of Brazil 8.875%, 10/14/19 ..     1,700       1,778,200
Federative Republic of Brazil 11%, 8/17/40 ......       350         416,062
Federative Republic of Brazil DCB-L 4.313%,
4/15/12(c) ......................................     1,071       1,028,782
                                                                -----------
                                                                  7,884,402
                                                                -----------
COLOMBIA--3.4%
Republic of Colombia 8.125%, 5/21/24 ............     1,600       1,580,000


                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                     ------     -----------
EL SALVADOR--0.6%
Republic of El Salvador 144A 7.625%, 9/21/34(b)..    $  250     $   266,250

GUATEMALA--0.7%
Republic of Guatemala 144A 8.125%, 10/6/34(b) ...       300         318,000

MEXICO--4.1%
United Mexican States 6.625%, 3/3/15 ............       250         273,500
United Mexican States 8.125%, 12/30/19 ..........       450         549,450
United Mexican States 8.30%, 8/15/31 ............       900       1,111,500
                                                                -----------
                                                                  1,934,450
                                                                -----------
PANAMA--1.2%
Republic of Panama 9.375%, 1/16/23 ..............       450         546,750

PERU--2.9%
Republic of Peru 8.375%, 5/3/16 .................       500         558,750
Republic of Peru PDI 5%, 3/7/17(c) ..............       850         812,813
                                                                -----------
                                                                  1,371,563
                                                                -----------
PHILIPPINES--4.4%
Republic of Philippines 8.375%, 2/15/11 .........     1,000       1,037,500
Republic of Philippines 9.50%, 2/2/30 ...........     1,000       1,026,250
                                                                -----------
                                                                  2,063,750
                                                                -----------
RUSSIA--14.0%
Russian Federation RegS 10%, 6/26/07(f)  ........     1,000       1,106,100
Russian Federation RegS 11%, 7/24/18(f)  ........     1,000       1,467,500
Russian Federation RegS 12.75%, 6/24/28(f) ......     1,000       1,770,000
Russian Federation RegS 5%, 3/31/30(c)(f) .......     2,000       2,199,900
                                                                -----------
                                                                  6,543,500
                                                                -----------

                       See Notes to Financial Statements                       5

Phoenix Emerging Markets Bond Fund


                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                     ------     -----------
TURKEY--8.1%
Republic of Turkey 9.875%, 3/19/08 ..............    $  800     $   888,000
Republic of Turkey 11%, 1/14/13 .................     1,000       1,246,250
Republic of Turkey 9.50%, 1/15/14 ...............       700         812,875
Republic of Turkey 8%, 2/14/34 ..................       800         811,000
                                                                -----------
                                                                  3,758,125
                                                                -----------

UKRAINE--1.2%
Republic of Ukraine RegS 7.65%, 6/11/13(f) ......       500         545,603

URUGUAY--1.1%
Republic of Uruguay 7.25%, 2/15/11 ..............       500         492,500

VENEZUELA--5.0%
Republic of Venezuela 5.375%, 8/7/10 ............       300         271,186
Republic of Venezuela 10.75%, 9/19/13 ...........       500         568,750
Republic of Venezuela 9.25%, 9/15/27 ............     1,500       1,512,000
                                                                -----------
                                                                  2,351,936
                                                                -----------
---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $27,974,276)                                    30,246,829
---------------------------------------------------------------------------


FOREIGN CORPORATE BONDS(e)--25.1%

ARGENTINA--1.0%
Transportadora de Gas del Sur SA RegS 7%,
12/15/13 (Gas Utilities)(c)(f) ..................       500         482,500

BRAZIL--3.4%
CSN Islands VIII Corp. 144A 9.75%, 12/16/13
(Steel)(b) ......................................       500         535,000

CSN Islands VIII Corp. RegS 9.75%, 12/16/13
(Steel)(f) ......................................       500         528,054

Votorantim Overseas III 144A 7.875%, 1/23/14
(Building Products)(b) ..........................       500         514,375
                                                                -----------
                                                                  1,577,429
                                                                -----------
CHILE--1.8%
Celulosa Arauco y Constituci SA 144A 5.625%,
4/20/15 (Paper Products)(b) .....................       300         300,407

Enersis SA 7.375%, 1/15/14 (Electric Utilities) .       500         530,972
                                                                -----------
                                                                    831,379
                                                                -----------
GERMANY--2.1%
Aries Vermoegensverwaltung GmbH 144A 9.60%,
10/25/14 (Other Diversified Financial
Services)(b) ....................................       750         964,688

INDIA--1.0%
Vedanta Resources plc 144A 6.625%, 2/22/10
(Diversified Metals & Mining)(b) ................       500         485,437


                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                     ------     -----------
KAZAKHSTAN--1.1%
Kazkommerts International  BV RegS 8.50%,
4/16/13 (Diversified Banks)(f) ..................    $  500     $   522,275

MEXICO--11.3%
America Movil SA de CV 5.50%, 3/1/14
(Wireless Telecommunication Services) ...........     1,000       1,001,282

Banco Mercantil del Norte SA 144A 5.875%,
2/17/14 (Regional Banks)(b)(c) ..................     1,000       1,010,000

Gruma SA de CV 144A 7.75%, 12/29/49 (Packaged
Foods & Meats)(b) ...............................       500         497,250

Innova S de R.L. 9.375%, 9/19/13 (Integrated
Telecommunication Services) .....................       500         557,500

Petroloes Mexicanos Master Trust 144A 8.625%,
12/1/23 (Oil & Gas Exploration & Production)(b) .     1,000       1,200,000

Telefonos de Mexico SA de CV 144A 5.50%, 1/27/15
(Integrated Telecommunication Services)(b) ......     1,000         993,645
                                                                -----------
                                                                  5,259,677
                                                                -----------
RUSSIA--2.9%
Gazprom OAO 144A 9.625%, 3/1/13 (Oil & Gas
Storage & Transportation)(b) ....................       250         301,250

Mobile Telesystems Finance SA RegS 8.375%,
10/14/10 (Wireless Telecommunication
Services)(f) ....................................     1,000       1,030,000
                                                                -----------
                                                                  1,331,250
                                                                -----------
UKRAINE--0.5%
Kylvstar GSM 144A 7.75%, 4/27/12 (Integrated
Telecommunication Services)(b) ..................       250         250,025
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $11,319,359)                                    11,704,660
---------------------------------------------------------------------------


                                                     SHARES
                                                     ------
FOREIGN COMMON STOCKS(e)--0.0%

BRAZIL--0.0%
Tele Centro Oeste Celular Participacoes SA ADR
(Wireless Telecommunication Services) ...........     1,410          15,129
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $13,557)                                            15,129
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.6%
(IDENTIFIED COST $41,066,272)                                    43,621,139
---------------------------------------------------------------------------


6                      See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund


                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                     ------     -----------
SHORT-TERM INVESTMENTS--1.4%

COMMERCIAL PAPER--1.4%
UBS Finance Delaware LLC 3.04%, 6/1/05 ..........    $  635     $   635,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $635,000)                                          635,000
---------------------------------------------------------------------------

TOTAL INVESTMENTS--95.0%
(IDENTIFIED COST $41,701,272)                                    44,256,139(a)

Other assets and liabilities, net--5.0%                           2,336,763
                                                                -----------
NET ASSETS--100.0%                                              $46,592,902
                                                                ===========





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,767,900 and gross depreciation of $254,089 for federal income tax purposes. At May 31, 2005, the aggregate cost of securities for federal income tax purposes was $41,742,328.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to a value of $8,180,848 or 17.6% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Par value represents Euro.
(e) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(g) Security in default.
(h) Non-income producing security.

                      See Notes to Financial Statements                        7

Phoenix Emerging Markets Bond Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $41,701,272)                                   $44,256,139
Receivables
  Investment securities sold                                        1,535,093
  Dividends and interest                                              946,466
  Fund shares sold                                                     28,718
Prepaid expenses                                                       18,035
                                                                  -----------
     Total assets                                                  46,784,451
                                                                  -----------
LIABILITIES
Cash overdraft                                                         28,921
Payables
  Fund shares repurchased                                              43,900
  Investment advisory fee                                              28,433
  Distribution and service fees                                        24,237
  Professional fee                                                     22,023
  Transfer agent fee                                                   17,800
  Trustees' fee                                                         5,699
  Financial agent fee                                                   4,662
Accrued expenses                                                       15,874
                                                                  -----------
     Total liabilities                                                191,549
                                                                  -----------
NET ASSETS                                                        $46,592,902
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $82,299,064
Distributions in excess of net investment income                     (135,566)
Accumulated net realized loss                                     (38,124,020)
Net unrealized appreciation                                         2,553,424
                                                                  -----------
NET ASSETS                                                        $46,592,902
                                                                  ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $22,573,423)                  2,691,554
Net asset value per share                                               $8.39
Offering price per share $8.39/(1-4.75%)                                $8.81

CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $21,870,370)                  2,667,246
Net asset value and offering price per share                            $8.20

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $2,149,109)                     260,617
Net asset value and offering price per share                            $8.25


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 2005
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                           $1,821,766
Dividends                                                              21,803
Foreign taxes withheld                                                 (3,325)
                                                                   ----------
     Total investment income                                        1,840,244
                                                                   ----------
EXPENSES
Investment advisory fee                                               180,527
Service fees, Class A                                                  27,363
Distribution and service fees, Class B                                120,579
Distribution and service fees, Class C                                 10,671
Financial agent fee                                                    28,724
Transfer agent                                                         50,315
Trustees                                                               20,496
Professional                                                           19,013
Registration                                                           17,231
Custodian                                                              15,085
Printing                                                                6,669
Miscellaneous                                                          15,212
                                                                   ----------
     Total expenses                                                   511,885
     Custodian fees paid indirectly                                      (838)
                                                                   ----------
     Net expenses                                                     511,047
                                                                   ----------
NET INVESTMENT INCOME                                               1,329,197
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      619,137
Net realized gain on foreign currency transactions                     21,416
Net change in unrealized appreciation (depreciation)
  on investments                                                      382,510
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency translations                   (1,380)
                                                                   ----------
NET GAIN ON INVESTMENTS                                             1,021,683
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $2,350,880
                                                                   ==========


8                      See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Six Months
                                                                                                 Ended
                                                                                              May 31, 2005      Year Ended
                                                                                               (Unaudited)   November 30, 2004
                                                                                               -----------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                               $  1,329,197      $  3,448,716
   Net realized gain (loss)                                                                        640,553         2,995,524
   Net change in unrealized appreciation (depreciation)                                            381,130        (1,300,650)
                                                                                              ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   2,350,880         5,143,590
                                                                                              ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                 (746,819)       (2,029,441)
   Net investment income, Class B                                                                 (746,284)       (2,237,788)
   Net investment income, Class C                                                                  (65,853)         (160,185)
                                                                                              ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                    (1,558,956)       (4,427,414)
                                                                                              ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (395,551 and 567,480 shares, respectively)                      3,300,231         4,603,021
   Net asset value of shares issued from reinvestment of distributions
     (56,725 and 122,497 shares, respectively)                                                     470,494           989,081
   Cost of shares repurchased (498,571 and 2,401,172 shares, respectively)                      (4,152,252)      (19,176,555)
                                                                                              ------------      ------------
Total                                                                                             (381,527)      (13,584,453)
                                                                                              ------------      ------------
CLASS B
   Proceeds from sales of shares (65,590 and 195,026 shares, respectively)                         535,288         1,575,767
   Net asset value of shares issued from reinvestment of distributions
     (35,929 and 102,160 shares, respectively)                                                     291,727           808,579
   Cost of shares repurchased (761,497 and 2,616,429 shares, respectively)                      (6,196,672)      (20,613,444)
                                                                                              ------------      ------------
Total                                                                                           (5,369,657)      (18,229,098)
                                                                                              ------------      ------------
CLASS C
   Proceeds from sales of shares (26,845 and 76,545 shares, respectively)                          221,802           624,362
   Net asset value of shares issued from reinvestment of distributions
     (4,715 and 8,556 shares, respectively)                                                         38,501            67,955
   Cost of shares repurchased (31,573 and 254,314 shares, respectively)                           (259,095)       (2,043,115)
                                                                                              ------------      ------------
Total                                                                                                1,208        (1,350,798)
                                                                                              ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    (5,749,976)      (33,164,349)
                                                                                              ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        (4,958,052)      (32,448,173)

NET ASSETS
   Beginning of period                                                                          51,550,954        83,999,127
                                                                                              ------------      ------------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($135,566) AND $94,193, RESPECTIVELY)             $ 46,592,902      $ 51,550,954
                                                                                              ============      ============

                      See Notes to Financial Statements                        9

Phoenix Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                            YEAR ENDED NOVEMBER 30
                                                  MAY 31, 2005    -------------------------------------------------------------
                                                   (UNAUDITED)     2004          2003         2002(4)        2001         2000
Net asset value, beginning of period                 $ 8.25       $ 8.07        $ 6.80        $ 6.58        $ 6.96       $ 7.69
INCOME FROM INVESTMENT OPERATIONS
   Net investment income(5)                            0.24(2)      0.47(2)       0.67          0.65(2)       0.85         1.32(2)
   Net realized and unrealized gain (loss)(5)          0.18         0.29          1.22          0.28         (0.31)       (1.05)
                                                     ------       ------        ------        ------        ------       ------
        TOTAL FROM INVESTMENT OPERATIONS               0.42         0.76          1.89          0.93          0.54         0.27
                                                     ------       ------        ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.28)       (0.58)        (0.62)        (0.57)        (0.92)       (1.00)
   Return of capital                                     --           --            --         (0.14)           --            --
                                                     ------       ------        ------        ------        ------       ------
        TOTAL DISTRIBUTIONS                           (0.28)       (0.58)        (0.62)        (0.71)        (0.92)       (1.00)
                                                     ------       ------        ------        ------        ------       ------
Change in net asset value                              0.14         0.18          1.27          0.22         (0.38)       (0.73)
                                                     ------       ------        ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                       $ 8.39       $ 8.25        $ 8.07        $ 6.80        $ 6.58       $ 6.96
                                                     ======       ======        ======        ======        ======       ======
Total return(1)                                        5.20%(8)     9.86%        28.94%        14.55%         7.42%        2.44%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $22,573      $22,583       $35,910       $31,401       $30,202      $32,344
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.71%(7)     1.53%         1.49%(3)      1.58%(3)      1.58%        1.51%(3)
   Net investment income                               5.90%(7)     5.75%         7.73%(5)      9.47%(5)     12.50%(5)    16.45%(5)
Portfolio turnover                                       23%(8)      140%          491%          588%          932%         528%

                                                                                     CLASS B
                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                            YEAR ENDED NOVEMBER 30
                                                  MAY 31, 2005    -------------------------------------------------------------
                                                   (UNAUDITED)     2004          2003         2002(4)        2001         2000
Net asset value, beginning of period                 $ 8.07       $ 7.91        $ 6.68        $ 6.47        $ 6.86       $ 7.60
INCOME FROM INVESTMENT OPERATIONS
     Net investment income(6)                          0.21(2)      0.40(2)       0.58          0.59(2)       0.80         1.29(2)
     Net realized and unrealized gain (loss)(6)        0.17         0.28          1.22          0.28         (0.33)       (1.09)
                                                     ------       ------        ------        ------        ------       ------
        TOTAL FROM INVESTMENT OPERATIONS               0.38         0.68          1.80          0.87          0.47         0.20
                                                     ------       ------        ------        ------        ------       ------
LESS DISTRIBUTIONS
     Dividends from net investment income             (0.25)       (0.52)        (0.57)        (0.53)        (0.86)       (0.94)
     Return of capital                                   --           --            --         (0.13)           --           --
                                                     ------       ------        ------        ------        ------       ------
        TOTAL DISTRIBUTIONS                           (0.25)       (0.52)        (0.57)        (0.66)        (0.86)       (0.94)
                                                     ------       ------        ------        ------        ------       ------
Change in net asset value                              0.13         0.16          1.23          0.21         (0.39)       (0.74)
                                                     ------       ------        ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                       $ 8.20       $ 8.07        $ 7.91        $ 6.68        $ 6.47       $ 6.86
                                                     ======       ======        ======        ======        ======       ======
Total return(1)                                        4.81%(8)     8.98%        27.91%        13.80%         6.68%        1.60%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $21,870      $26,853       $44,671       $46,865       $48,495      $51,112
RATIO TO AVERAGE NET ASSETS OF:
     Operating expenses                                2.45%(7)     2.29%         2.24%(3)      2.33%(3)      2.33%        2.26%
     Net investment income                             5.15%(7)     4.99%         7.02%(6)      8.78%(6)     11.76%(6)    16.08%(6)
Portfolio turnover                                       23%(8)      140%          491%          588%          932%         528%


(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the periods ended November 30, 2003, 2002, and 2000 for Class A and for the periods ended November 30, 2003 and 2002 for Class B the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included the ratio of net operating expense would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective December 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended November 30, 2002, was to decrease the ratio of net investment income to average net assets from 9.79% to 9.67% and from 9.02% to 8.91% for Class A and Class B respectively, decrease the net investment income
    (loss) per share from $0.61 to $0.60 for Class B and increase the net realized and unrealized gain (loss) per share from $0.26 to $0.27 for Class
    B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class A. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under credit default and interest rate swap agreements previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A was to increase net investment income per share and to decrease net realized and unrealized gain (loss) per share by $0.02 for the period ended November 30, 2003, and to decrease net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.02, $0.05 and $0.00 for the periods ended November 30, 2002, 2001 and 2000, respectively. The net investment income ratio increased by 0.31% for the period ended November 30, 2003 and decreased by 0.20%, 0.59%, and 0.02% for the periods ended November 30, 2002, 2001, and 2000, respectively.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under credit default and interest rate swap agreements previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B was to increase net investment income per share and to decrease net realized and unrealized gain (loss) per share by $0.02 for the period ended November 30, 2003, and to decrease net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01, $0.04 and $0.00 for the periods ended November 30, 2002, 2001 and 2000, respectively. The net investment income ratio increased by 0.30% for the period ended November 30, 2003 and decreased by 0.13%, 0.59%, and 0.02% for the periods ended November 30, 2002, 2001, and 2000, respectively.
(7)  Annualized.
(8)  Not annualized.

10                      See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS C
                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                            YEAR ENDED NOVEMBER 30
                                                  MAY 31, 2005    -------------------------------------------------------------
                                                   (UNAUDITED)     2004          2003         2002(3)        2001         2000
Net asset value, beginning of period                 $ 8.12       $ 7.95        $ 6.73        $ 6.51        $ 6.89       $ 7.63
INCOME FROM INVESTMENT OPERATIONS
     Net investment income(4)                          0.21(2)      0.40(2)       0.58          0.60(2)       0.81         1.25(2)
     Net realized and unrealized gain (loss)(4)        0.17         0.29          1.21          0.28         (0.33)       (1.05)
                                                     ------       ------        ------        ------        ------       ------
        TOTAL FROM INVESTMENT OPERATIONS               0.38         0.69          1.79          0.88          0.48         0.20
                                                     ------       ------        ------        ------        ------       ------
LESS DISTRIBUTIONS
     Dividends from net investment income             (0.25)       (0.52)        (0.57)        (0.53)        (0.86)       (0.94)
     Return of capital                                   --           --            --         (0.13)           --           --
                                                     ------       ------        ------        ------        ------       ------
        TOTAL DISTRIBUTIONS                           (0.25)       (0.52)        (0.57)        (0.66)        (0.86)       (0.94)
                                                     ------       ------        ------        ------        ------       ------
Change in net asset value                              0.13         0.17          1.22          0.22         (0.38)       (0.74)
                                                     ------       ------        ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                       $ 8.25       $ 8.12        $ 7.95        $ 6.73        $ 6.51       $ 6.89
                                                     ======       ======        ======        ======        ======       ======
Total return(1)                                        4.78%(6)     9.06%        27.54%        13.88%         6.65%        1.73%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)           $2,149       $2,115        $3,418        $2,783        $2,399       $2,365

RATIO TO AVERAGE NET ASSETS OF:
     Operating expenses                                2.45%(5)     2.29%         2.24%         2.33%         2.33%        2.26%
     Net investment income                             5.16%(5)     4.98%         7.06%(4)      8.71%(4)     11.77%(4)    15.96%(4)
Portfolio turnover                                       23%(6)      140%          491%          588%          932%         528%


(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective December 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended November 30, 2002, was to decrease the ratio of net investment income to average net assets from 8.95% to 8.83%, and decrease the net investment income (loss) per share from $0.62 to $0.61 and increase the net realized and unrealized gain (loss) per share from $0.26 to $0.27. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under credit default and interest rate swap agreements previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C was to increase net investment income per share and to decrease net realized and unrealized gain (loss) per share by $0.03 for the period ended November 30, 2003 and to decrease net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01, $0.04 and $0.00 for the periods ended November 30, 2002, 2001 and 2000, respectively. The net investment income ratio increased by 0.30% for the period ended November 30, 2003 and decreased by 0.12%, 0.60%, and 0.03% for the periods ended November 30, 2002, 2001, and 2000, respectively.
(5) Annualized.
(6) Not annualized.

                      See Notes to Financial Statements                       11

PHOENIX INTERNATIONAL STRATEGIES FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the International Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

    International              Beginning           Ending        Expenses Paid
   Strategies Fund           Account Value      Account Value       During
      Class A              November 30, 2004     May 31, 2005       Period*
--------------------       -----------------    -------------    -------------
Actual                         $1,000.00          $1,026.50          $9.11
Hypothetical (5% return
  before expenses)              1,000.00           1,015.82           9.11

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.80%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

    International              Beginning           Ending        Expenses Paid
   Strategies Fund           Account Value      Account Value       During
      Class B              November 30, 2004     May 31, 2005       Period*
--------------------       -----------------    -------------    -------------
Actual                         $1,000.00          $1,022.10         $12.88
Hypothetical (5% return
  before expenses)              1,000.00           1,012.04          12.89

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.55%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

    International              Beginning           Ending        Expenses Paid
   Strategies Fund           Account Value      Account Value       During
      Class C              November 30, 2004     May 31, 2005       Period*
--------------------       -----------------    -------------    -------------
Actual                         $1,000.00          $1,022.10         $12.87
Hypothetical (5% return
  before expenses)              1,000.00           1,012.04          12.89

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.55%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix International Strategies Fund


--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS (UNAUDITED)                                         5/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

        [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA IS AS FOLLOWS]

                         Japan                   23%
                         United Kingdom          16
                         Italy                    7
                         France                   7
                         Germany                  6
                         Hong Kong                6
                         Mexico                   5
                         Other                   30

                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     SHARES        VALUE
                                                    --------    -----------
FOREIGN COMMON STOCKS(c)--95.1%

BELGIUM--1.8%
Belgacom SA (Integrated Telecommunication
Services) .......................................    32,200     $ 1,101,942

BRAZIL--3.7%
Petroleo Brasileiro SA ADR (Integrated
Oil & Gas) ......................................    55,500       2,325,450

FRANCE--6.5%
PSA Peugeot Citroen SA (Automobile Manufacturers)    21,400       1,281,935
Total SA (Integrated Oil & Gas) .................     5,500       1,214,868
Valeo SA (Auto Parts & Equipment) ...............    36,800       1,540,579
                                                                -----------
                                                                  4,037,382
                                                                -----------
GERMANY--6.1%
Commerzbank AG (Diversified Banks) ..............    45,000         980,692
Deutsche Postbank AG (Diversified Banks) ........    30,500       1,448,360
E.ON AG (Electric Utilities) ....................    15,500       1,346,599
                                                                -----------
                                                                  3,775,651
                                                                -----------
HONG KONG--5.8%
China Mobile Ltd. (Wireless Telecommunication
Services) .......................................    410,000      1,499,226

Swire Pacific Ltd. Class B (Multi-Sector
Holdings) .......................................  1,307,500      2,092,242
                                                                -----------
                                                                  3,591,468
                                                                -----------
INDIA--3.9%
ICICI Bank Ltd. ADR (Diversified Banks) .........    125,000      2,428,750


                                                     SHARES        VALUE
                                                    --------    -----------
ITALY--7.1%
Banca Intesa S.p.A (Diversified Banks) ..........    356,000    $ 1,663,603
ENI S.p.A (Integrated Oil & Gas) ................     72,000      1,839,338

Riunione Adriatica di Sicurta S.p.A (Multi-line
Insurance) ......................................     48,500        935,217
                                                                -----------
                                                                  4,438,158
                                                                -----------
JAPAN--22.4%
Astellas Pharma, Inc. (Pharmaceuticals) .........     18,200        650,629
Canon, Inc. (Electronic Equipment Manufacturers)      36,000      1,956,972
Daito Trust Construction Co. Ltd. (Homebuilding)      32,200      1,213,415
Ito-Yokado Co. Ltd. (Food Retail) ...............     41,400      1,407,528

Kyocera Corp. (Electronic Equipment
Manufacturers) ..................................     11,000        844,244

Mitsubishi Tokyo Financial Group, Inc.
(Diversified Banks) .............................        145      1,209,057

NTT DoCoMo, Inc. (Wireless Telecommunication
Services) .......................................        910      1,366,656

ORIX Corp. (Consumer Finance) ...................      5,300        765,200
Seino Transportation Co. Ltd. (Trucking) ........    149,000      1,306,933
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)     37,000      1,782,927
Toyota Motor Corp. (Automobile Manufacturers) ...     41,300      1,468,817
                                                                -----------
                                                                 13,972,378
                                                                -----------
MALAYSIA--1.0%
Public Bank Berhad (Regional Banks) .............    350,000        617,105

MEXICO--5.3%
Grupo Aeroportuario del Sureste SA de CV (Airport
Services) .......................................     44,000      1,320,000

Telefonos de Mexico SA de CV ADR Series L
(Integrated Telecommunication Services) .........    108,000      2,015,280
                                                                -----------
                                                                  3,335,280
                                                                -----------


                      See Notes to Financial Statements                       13

Phoenix International Strategies Fund



                                                     SHARES        VALUE
                                                    --------    -----------
NETHERLANDS--2.5%
ING Groep N.V. (Other Diversified Financial
Services) .......................................     57,000    $ 1,576,787

SINGAPORE--3.4%
Oversea-Chinese Banking Corp. Ltd. (Diversified
Banks) ..........................................    251,000      2,093,173

SPAIN--1.5%
Altadis SA (Tobacco) ............................     22,200        910,248

SWEDEN--2.6%
Nordea Bank AB (Regional Banks) .................    177,000      1,617,535

SWITZERLAND--3.6%
Nestle SA (Packaged Foods & Meats) ..............      3,800        999,880

Zurich Financial Services AG (Multi-line
Insurance)(b) ...................................      7,400      1,229,925
                                                                -----------
                                                                  2,229,805
                                                                -----------
TAIWAN--2.0%
Taiwan Semiconductor Manufacturing Company Ltd.
(Semiconductors) ................................    695,000      1,260,816

UNITED KINGDOM--15.9%
AstraZeneca plc (Pharmaceuticals) ...............     25,500      1,081,942
Britannic Group plc (Multi-line Insurance) ......    108,000      1,000,854
British American Tobacco plc (Tobacco) ..........     59,000      1,119,256

BT Group plc (Integrated Telecommunication
Services) .......................................    178,000        689,741

Centrica plc (Gas Utilities) ....................    295,000      1,243,617
Emap plc (Publishing & Printing) ................     90,000      1,315,665
Schroders plc (Asset Management & Custody Banks)      61,000        840,187
Scottish Power plc (Electric Utilities) .........     85,000        715,888
Weir Group plc (The) (Industrial Machinery) .....    223,500      1,255,926

Wood Group (John) plc (Oil & Gas Equipment &
Services) .......................................    244,000        650,646
                                                                -----------
                                                                  9,913,722
                                                                -----------
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $50,339,583)                                    59,225,650
---------------------------------------------------------------------------


                                                     SHARES        VALUE
                                                    --------    -----------
FOREIGN PREFERRED STOCKS(c)--3.2%

SOUTH KOREA--3.2%
Samsung Electronics Co. Ltd. Pfd.
(Semiconductors) ................................      6,300    $ 2,010,372
--------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $601,082)                                        2,010,372
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.3%
(IDENTIFIED COST $50,940,665)                                    61,236,022(a)
Other assets and liabilities, net--1.7%                           1,053,221
                                                                -----------
NET ASSETS--100.0%                                              $62,289,243
                                                                ===========



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,458,332 and gross depreciation of $2,162,975 for federal income tax purposes. At May 31, 2005, the aggregate cost of securities for federal income tax purposes was $50,940,665.
(b) Non-income producing.
(c) Foreign common stocks and foreign preferred stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.

14                      See Notes to Financial Statements

Phoenix International Strategies Fund


                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Airport Services....................................................       2.2%
Asset Management & Custody Banks....................................       1.4
Auto Parts & Equipment..............................................       2.5
Automobile Manufacturers............................................       4.5
Consumer Finance....................................................       1.3
Diversified Banks...................................................      16.0
Electric Utilities..................................................       3.4
Electronic Equipment Manufacturers..................................       4.6
Food Retail.........................................................       2.3
Gas Utilities.......................................................       2.0
Homebuilding........................................................       2.0
Industrial Machinery................................................       2.1
Integrated Oil & Gas................................................       8.8


Integrated Telecommunication Services...............................       6.2%
Multi-Sector Holdings...............................................       3.4
Multi-line Insurance................................................       5.2
Oil & Gas Equipment & Services......................................       1.1
Other Diversified Financial Services................................       2.6
Packaged Foods & Meats..............................................       1.6
Pharmaceuticals.....................................................       5.7
Publishing & Printing...............................................       2.1
Regional Banks......................................................       3.6
Semiconductors......................................................       5.3
Tobacco.............................................................       3.3
Trucking............................................................       2.1
Wireless Telecommunication Services.................................       4.7
                                                                         -----
                                                                         100.0%
                                                                         =====




                       See Notes to Financial Statements                      15

Phoenix International Strategies Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $50,940,665)                                  $61,236,022
Cash                                                                  205,148
Foreign currency at value
   (Identified cost $47,702)                                           47,673
Receivables
   Investment securities sold                                         798,703
   Dividends                                                          204,565
   Tax reclaims                                                        38,605
   Fund shares sold                                                     4,415
Prepaid expenses                                                       20,455
                                                                  -----------
     Total assets                                                  62,555,586
                                                                  -----------

LIABILITIES
Payables
   Fund shares repurchased                                            107,478
   Transfer agent fee                                                  46,357
   Investment advisory fee                                             40,166
   Professional fee                                                    22,099
   Distribution and service fees                                       18,383
   Trustees' fee                                                        5,793
   Financial agent fee                                                  5,706
Accrued expenses                                                       20,361
                                                                  -----------
     Total liabilities                                                266,343
                                                                  -----------
NET ASSETS                                                        $62,289,243
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $81,392,283
Undistributed net investment income                                   184,600
Accumulated net realized loss                                     (29,578,190)
Net unrealized appreciation                                        10,290,550
                                                                  -----------
NET ASSETS                                                        $62,289,243
                                                                  ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $54,558,296)                 5,490,990
Net asset value per share                                              $ 9.94
Offering price per share $9.94/(1-5.75%)                               $10.55

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,414,127)                    701,991
Net asset value and offering price per share                           $ 9.14

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,316,820)                    144,593
Net asset value and offering price per share                           $ 9.11


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 2005
                                  (UNAUDITED)


INVESTMENT INCOME
Dividends                                                          $1,196,546
Interest                                                               10,906
Foreign taxes withheld                                               (152,783)
                                                                   ----------
     Total investment income                                        1,054,669
                                                                   ----------
EXPENSES
Investment advisory fee                                               245,131
Service fees, Class A                                                  71,570
Distribution and service fees, Class B                                 34,024
Distribution and service fees, Class C                                  6,535
Financial agent fee                                                    33,863
Transfer agent                                                        124,601
Trustees                                                               20,589
Registration                                                           19,006
Custodian                                                              18,859
Professional                                                           18,690
Printing                                                                6,882
Miscellaneous                                                          20,303
                                                                   ----------
     Total expenses                                                   620,053
                                                                   ----------
NET INVESTMENT INCOME                                                 434,616
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain on investments                                    4,438,527
Net realized loss on foreign currency transactions                    (13,531)
Net change in unrealized appreciation (depreciation) on
   investments                                                     (3,144,461)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translations                 (10,348)
                                                                   ----------
NET GAIN ON INVESTMENTS                                             1,270,187
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $1,704,803
                                                                   ==========


16                      See Notes to Financial Statements

Phoenix International Strategies Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                Six Months
                                                                                                   Ended
                                                                                               May 31, 2005       Year Ended
                                                                                                (Unaudited)    November 30, 2004
                                                                                               ------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                                                 $   434,616       $   707,724
   Net realized gain (loss)                                                                       4,424,996         4,196,789
   Net change in unrealized appreciation (depreciation)                                          (3,154,809)        7,727,006
                                                                                                -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    1,704,803        12,631,519
                                                                                                -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                  (924,428)       (1,097,617)
   Net investment income, Class B                                                                   (73,674)         (118,702)
   Net investment income, Class C                                                                   (13,906)          (17,902)
                                                                                                -----------       -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (1,012,008)       (1,234,221)
                                                                                                -----------       -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (320,725 and 929,488 shares, respectively)                       3,240,951         8,223,630
   Net asset value of shares issued from reinvestment of distributions (88,556 and
     125,529 shares, respectively)                                                                  883,793         1,059,925
   Cost of shares repurchased (807,359 and 1,458,876 shares, respectively)                       (8,103,385)      (12,948,809)
                                                                                                -----------       -----------
Total                                                                                            (3,978,641)       (3,665,254)
                                                                                                -----------       -----------
CLASS B
   Proceeds from sales of shares (114,150 and 126,554 shares, respectively)                       1,056,705         1,043,493
   Net asset value of shares issued from reinvestment of distributions (7,007 and
     14,127 shares, respectively)                                                                    64,470           110,439
   Cost of shares repurchased (172,802 and 362,835 shares, respectively)                         (1,604,941)       (2,960,661)
                                                                                                -----------       -----------
Total                                                                                              (483,766)       (1,806,729)
                                                                                                -----------       -----------
CLASS C
   Proceeds from sales of shares (18,386 and 41,592 shares, respectively)                           170,512           337,808
   Net asset value of shares issued from reinvestment of distributions (1,423 and
     2,263 shares, respectively)                                                                     13,045            17,666
   Cost of shares repurchased (18,056 and 37,572 shares, respectively)                             (166,823)         (309,239)
                                                                                                -----------       -----------
Total                                                                                                16,734            46,235
                                                                                                -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     (4,445,673)       (5,425,748)
                                                                                                -----------       -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                         (3,752,878)        5,971,550

NET ASSETS
   Beginning of period                                                                           66,042,121        60,070,571
                                                                                                -----------       -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $184,600 AND
     $761,992, RESPECTIVELY]                                                                    $62,289,243       $66,042,121
                                                                                                ===========       ===========


                      See Notes to Financial Statements                       17

Phoenix International Strategies Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                  ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                           YEAR ENDED NOVEMBER 30
                                                  MAY 31, 2005      ----------------------------------------------------------
                                                   (UNAUDITED)       2004         2003         2002         2001         2000
Net asset value, beginning of period                 $ 9.84         $ 8.21       $ 7.11       $ 7.92       $11.39       $15.33
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     0.07           0.11         0.06         0.02        (0.01)       (0.03)
   Net realized and unrealized gain (loss)             0.19           1.70         1.04        (0.83)       (2.45)       (1.35)
                                                     ------         ------       ------       ------       ------       ------
       TOTAL FROM INVESTMENT OPERATIONS                0.26           1.81         1.10        (0.81)       (2.46)       (1.38)
                                                     ------         ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.16)         (0.18)          --           --           --        (0.13)
   Distributions from net realized gains                 --             --           --           --        (1.01)       (2.43)
                                                     ------         ------       ------       ------       ------       ------
       TOTAL DISTRIBUTIONS                            (0.16)         (0.18)          --           --        (1.01)       (2.56)
                                                     ------         ------       ------       ------       ------       ------
Change in net asset value                              0.10           1.63         1.10        (0.81)       (3.47)       (3.94)
                                                     ------         ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                       $ 9.94         $ 9.84       $ 8.21       $ 7.11       $ 7.92       $11.39
                                                     ======         ======       ======       ======       ======       ======
Total return(2)                                        2.65%(4)      22.36%       15.47%      (10.23)%     (23.67)%     (11.96)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $54,558        $57,946      $51,664      $52,234      $73,833     $115,219

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.80%(3)       1.83%        2.02%        1.90 %       1.81 %       1.65 %
   Net investment income (loss)                        1.42%(3)       1.23%        0.90%        0.19 %      (0.10)%      (0.18)%
Portfolio turnover                                       19%(4)         50%          38%          33 %         76 %         86 %

                                                                                      CLASS B
                                                  ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                           YEAR ENDED NOVEMBER 30
                                                  MAY 31, 2005      ----------------------------------------------------------
                                                   (UNAUDITED)       2004         2003         2002         2001         2000
Net asset value, beginning of period                 $ 9.04         $ 7.56       $ 6.60       $ 7.40       $10.78       $14.64
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     0.03           0.04         0.01        (0.04)       (0.08)       (0.13)
   Net realized and unrealized gain (loss)             0.17           1.57         0.95        (0.76)       (2.29)       (1.27)
                                                     ------         ------       ------       ------       ------       ------
       TOTAL FROM INVESTMENT OPERATIONS                0.20           1.61         0.96        (0.80)       (2.37)       (1.40)
                                                     ------         ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.10)         (0.13)          --           --           --        (0.03)
   Distributions from net realized gains                 --             --           --           --        (1.01)       (2.43)
                                                     ------         ------       ------       ------       ------       ------
       TOTAL DISTRIBUTIONS                            (0.10)         (0.13)          --           --        (1.01)       (2.46)
                                                     ------         ------       ------       ------       ------       ------
Change in net asset value                              0.10           1.48         0.96        (0.80)       (3.38)      (3.86)
                                                     ------         ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                       $ 9.14         $ 9.04       $ 7.56       $ 6.60       $ 7.40       $10.78
                                                     ======         ======       ======       ======       ======       ======
Total return(2)                                        2.21%(4)      21.52%       14.55%      (10.81)%     (24.24)%     (12.67)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $6,414         $6,809       $7,377       $8,562      $12,047      $19,922

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.55%(3)       2.58%        2.78%        2.65 %       2.56 %       2.40 %
   Net investment income (loss)                        0.67%(3)       0.45%        0.14%       (0.56)%      (0.85)%      (0.93)%
Portfolio turnover                                       19%(4)         50%          38%          33 %         76 %         86 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.

18                      See Notes to Financial Statements

Phoenix International Strategies Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS C
                                                  ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                           YEAR ENDED NOVEMBER 30
                                                  MAY 31, 2005      ----------------------------------------------------------
                                                   (UNAUDITED)       2004         2003         2002         2001         2000
Net asset value, beginning of period                 $ 9.01         $ 7.54       $ 6.56       $ 7.37       $10.74       $14.65
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     0.03           0.04         0.01        (0.04)       (0.07)       (0.13)
   Net realized and unrealized gain (loss)             0.17           1.56         0.97        (0.77)       (2.29)       (1.26)
                                                     ------         ------       ------       ------       ------       ------
       TOTAL FROM INVESTMENT OPERATIONS                0.20           1.60         0.98        (0.81)       (2.36)       (1.39)
                                                     ------         ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.10)         (0.13)          --           --           --        (0.09)
   Distributions from net realized gains                 --             --           --           --        (1.01)       (2.43)
                                                     ------         ------       ------       ------       ------       ------
       TOTAL DISTRIBUTIONS                            (0.10)         (0.13)          --           --        (1.01)       (2.52)
                                                     ------         ------       ------       ------       ------       ------
Change in net asset value                              0.10           1.47         0.98        (0.81)       (3.37)       (3.91)
                                                     ------         ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                       $ 9.11         $ 9.01       $ 7.54       $ 6.56       $ 7.37       $10.74
                                                     ======         ======       ======       ======       ======       ======
Total return(2)                                        2.21%(4)      21.45%       14.94%      (10.99)%     (24.23)%     (12.63)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $1,317         $1,286       $1,029       $1,017       $1,446       $2,037

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.55%(3)       2.58%        2.78%        2.65 %       2.56 %       2.40 %
   Net investment income (loss)                        0.73%(3)       0.48%        0.14%       (0.56)%      (0.81)%      (0.90)%
Portfolio turnover                                       19%(4)         50%          38%          33 %         76 %         86 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.

                       See Notes to Financial Statements                      19

PHOENIX REAL ESTATE SECURITIES FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Real Estate Securities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

     Real Estate               Beginning           Ending        Expenses Paid
   Securities Fund           Account Value      Account Value       During
      Class A              November 30, 2004     May 31, 2005       Period*
--------------------       -----------------    -------------    -------------
Actual                         $1,000.00          $1,058.60          $6.66
Hypothetical (5% return
  before expenses)              1,000.00           1,018.38           6.55

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.30%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     Real Estate               Beginning           Ending        Expenses Paid
   Securities Fund           Account Value      Account Value       During
      Class B              November 30, 2004     May 31, 2005       Period*
--------------------       -----------------    -------------    -------------
Actual                         $1,000.00          $1,054.80         $10.45
Hypothetical (5% return
  before expenses)              1,000.00           1,014.63          10.30

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.04%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     Real Estate               Beginning           Ending        Expenses Paid
   Securities Fund           Account Value      Account Value       During
      Class C              November 30, 2004     May 31, 2005       Period*
--------------------       -----------------    -------------    -------------
Actual                         $1,000.00          $1,054.60         $10.51
Hypothetical (5% return
  before expenses)              1,000.00           1,014.57          10.36

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.05%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix Real Estate Securities Fund


--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)                                        5/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

        [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA IS AS FOLLOWS]

                         Regional Malls          19%
                         Office                  19
                         Shopping Centers        14
                         Apartments              12
                         Industrial               9
                         Lodging/Resorts          8
                         Diversified              5
                         Other                   14

                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     SHARES        VALUE
                                                    --------    ------------
DOMESTIC COMMON STOCKS--95.5%

REAL ESTATE INVESTMENT TRUSTS--92.4%

DIVERSIFIED--4.8%
Vornado Realty Trust ............................    446,317    $ 35,125,148

HEALTH CARE--1.7%
Health Care Property Investors, Inc. ............     40,733       1,107,530
Health Care REIT, Inc. ..........................    159,863       5,729,490
Healthcare Realty Trust, Inc. ...................    152,791       5,972,600
----------------------------------------------------------------------------
TOTAL HEALTH CARE                                                 12,809,620
----------------------------------------------------------------------------

INDUSTRIAL/OFFICE--27.8%
INDUSTRIAL--9.0%
AMB Property Corp. ..............................    173,314       6,986,287
CenterPoint Properties Trust ....................    744,829      31,133,985
ProLogis ........................................    698,921      28,543,934
                                                                ------------
                                                                  66,664,206
                                                                ------------
OFFICE--18.8%
Alexandria Real Estate Equities, Inc. ...........    199,240      13,807,332
Boston Properties, Inc. .........................    443,019      29,593,669
Corporate Office Properties Trust ...............    909,590      25,404,849
Equity Office Properties Trust ..................    520,332      16,905,587
Kilroy Realty Corp. .............................    164,533       7,433,601
Maguire Properties, Inc. ........................    137,630       3,599,024
Reckson Associates Realty Corp. .................    440,882      13,927,462
SL Green Realty Corp. ...........................    452,467      28,030,331
                                                                ------------
                                                                 138,701,855
                                                                ------------
----------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                          205,366,061
----------------------------------------------------------------------------


                                                     SHARES        VALUE
                                                    --------    ------------
LODGING/RESORTS--7.6%
DiamondRock Hospitality Co.(b) ..................    273,656    $  3,064,947
Hospitality Properties Trust ....................     83,547       3,669,384
Host Marriott Corp. .............................  1,511,554      25,318,530
Innkeepers USA Trust ............................    260,259       3,516,099
LaSalle Hotel Properties ........................    302,076       9,334,149
Sunstone Hotel Investors, Inc. ..................    488,036      11,229,708
----------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                             56,132,817
----------------------------------------------------------------------------

RESIDENTIAL--12.4%

APARTMENTS--12.4%
Archstone-Smith Trust ...........................    674,797      24,846,026
Avalonbay Communities, Inc. .....................     76,106       5,698,056
Camden Property Trust ...........................    210,500      10,863,905
Equity Residential Properties ...................    743,516      26,692,224
Essex Property Trust, Inc. ......................    132,661      10,612,880
Home Properties, Inc. ...........................    111,110       4,577,732
United Dominion Realty Trust, Inc. ..............    349,544       8,056,989
----------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                 91,347,812
----------------------------------------------------------------------------

RETAIL--34.0%

FREE STANDING--0.8%
Realty Income Corp. .............................    244,341       6,015,675

REGIONAL MALLS--19.3%
CBL & Associates Properties, Inc. ...............    323,817      26,381,371
General Growth Properties, Inc. .................    891,341      34,699,905
Macerich Co. (The) ..............................    466,338      29,393,284
Simon Property Group, Inc. ......................    761,935      52,360,174
                                                                ------------
                                                                 142,834,734
                                                                ------------

                      See Notes to Financial Statements                       21

Phoenix Real Estate Securities Fund



                                                     SHARES        VALUE
                                                    --------    ------------
SHOPPING CENTERS--13.9%
Developers Diversified Realty Corp. .............    675,109    $ 30,784,970
Kimco Realty Corp. ..............................    263,304      15,208,439
Pan Pacific Retail Properties, Inc. .............    346,788      22,142,414
Regency Centers Corp. ...........................    323,314      18,057,087
Tanger Factory Outlet Centers, Inc. .............    156,316       3,784,410
Weingarten Realty Investors .....................    326,865      12,424,139
                                                                ------------
                                                                 102,401,459
                                                                ------------
----------------------------------------------------------------------------
TOTAL RETAIL                                                     251,251,868
----------------------------------------------------------------------------

SELF STORAGE--4.1%
Extra Space Storage, Inc. .......................    434,447       6,256,037
Public Storage, Inc. ............................    328,506      19,753,066
U-Store-It Trust ................................    241,920       4,572,288
----------------------------------------------------------------------------
TOTAL SELF STORAGE                                                30,581,391
----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $531,122,550)                                   682,614,717
----------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--2.6%
Starwood Hotels & Resorts Worldwide, Inc. .......    350,728      19,630,246
(Identified cost $16,787,239)

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Brookfield Properties
(Identified Cost $3,250,600)                         130,000       3,412,500
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.5%
(IDENTIFIED COST $551,160,389)                                   705,657,463
----------------------------------------------------------------------------


                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    -------     ------------
SHORT-TERM OBLIGATIONS--6.0%

FEDERAL AGENCY SECURITIES--0.4%
FHLB 2.95%, 6/15/05 .............................    $2,700     $  2,696,902

COMMERCIAL PAPER--5.6%
UBS Finance Delaware LLC 3.04%, 6/1/05  .........     3,840        3,840,000
Alpine Securitization Corp. 3.02%, 6/2/05 .......     2,350        2,349,803
Danske Corp. 2.935%, 6/7/05 .....................     1,625        1,624,192
Preferred Receivables Funding Corp. 3.02%, 6/7/05     1,986        1,985,000
Merrill Lynch & Co. 3%, 6/9/05 ..................     3,500        3,497,667
CIT Group Holdings, Inc. 3.02%, 6/10/05 .........     2,605        2,603,033
Gemini Securitization Corp. LLC 2.98%, 6/13/05 ..     1,300        1,298,709
International Lease Finance Corp. 3.05%, 6/13/05      2,475        2,472,484
Gannett Co., Inc. 3%, 6/17/05 ...................     2,500        2,496,667
Kimberly-Clark Worldwide 3.01%, 6/20/05 .........     3,465        3,459,496
International Lease Finance Corp. 3.03%, 6/22/05      2,745        2,740,148
Golden Peanut Co. LLC 3.03%, 6/23/05 ............     2,430        2,425,500
Du Pont (E.I.) de Nemours & Co. 2.99%, 6/28/05 ..     3,265        3,257,678
Du Pont (E.I.) de Nemours & Co. 3%, 6/29/05 .....       950          947,783
Golden Peanut Co. LLC 3.10%, 7/18/05 ............     1,135        1,130,406
CAFCO LLC 3.13%, 8/9/05 .........................     3,440        3,418,849
International Lease Finance Corp. 3.17%, 8/12/05      1,695        1,684,264
                                                                ------------
                                                                  41,231,679
                                                                ------------
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $43,929,099)                                     43,928,581
----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.5%
(IDENTIFIED COST $595,089,488)                                    749,586,044(a)

Other assets and liabilities, net--(1.5)%                         (10,891,827)
                                                                 ------------
NET ASSETS--100.0%                                               $738,694,217
                                                                 ============





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $160,516,701 and gross depreciation of $1,537,567 for federal income tax purposes. At May 31, 2005, the aggregate cost of securities for federal income tax purposes was $590,606,910.
(b) Non-income producing.

22                      See Notes to Financial Statements

Phoenix Real Estate Securities Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2005
                                  (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $595,089,488)                                 $749,586,044
Cash                                                                   157,703
Receivables
   Fund shares sold                                                  3,357,412
   Dividends                                                           850,783
Prepaid expenses                                                        63,070
                                                                  ------------
     Total assets                                                  754,015,012
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                  12,473,853
   Fund shares repurchased                                           1,895,025
   Investment advisory fee                                             445,956
   Distribution and service fees                                       223,641
   Transfer agent fee                                                  173,157
   Financial agent fee                                                  34,400
   Trustees' fee                                                         5,793
Accrued expenses                                                        68,970
                                                                  ------------
     Total liabilities                                              15,320,795
                                                                  ------------
NET ASSETS                                                        $738,694,217
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $576,096,735
Undistributed net investment income                                  5,620,064
Accumulated net realized gain                                        2,480,862
Net unrealized appreciation                                        154,496,556
                                                                  ------------
NET ASSETS                                                        $738,694,217
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $626,882,641)                24,776,496
Net asset value per share                                               $25.30
Offering price per share $25.30/(1-5.75%)                               $26.84

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $57,454,928)                  2,294,765
Net asset value and offering price per share                            $25.04

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $54,356,648)                  2,150,858
Net asset value and offering price per share                            $25.27


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 2005
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $14,484,231
Interest                                                              413,807
                                                                  -----------
     Total investment income                                       14,898,038
                                                                  -----------
EXPENSES
Investment advisory fee                                             2,498,255
Service fees, Class A                                                 704,099
Distribution and service fees, Class B                                283,132
Distribution and service fees, Class C                                231,480
Financial agent fee                                                   202,056
Transfer agent                                                        615,532
Printing                                                               70,605
Custodian                                                              26,413
Registration                                                           25,899
Trustees                                                               20,589
Professional                                                           18,115
Miscellaneous                                                          25,993
                                                                  -----------
     Total expenses                                                 4,722,168
     Less expenses reimbursed by investment adviser                   (15,035)
     Custodian fees paid indirectly                                       (99)
                                                                  -----------
     Net expenses                                                   4,707,034
                                                                  -----------
NET INVESTMENT INCOME                                              10,191,004
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                    2,246,512
Net change in unrealized appreciation (depreciation) on
   investments                                                     27,702,544
                                                                  -----------
NET GAIN ON INVESTMENTS                                            29,949,056
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $40,140,060
                                                                  ===========


                      See Notes to Financial Statements                       23

Phoenix Real Estate Securities Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                 Ended
                                                                                              May 31, 2005       Year Ended
                                                                                               (Unaudited)    November 30, 2004
                                                                                             --------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                               $  10,191,004     $   7,743,647
   Net realized gain (loss)                                                                       2,246,512        36,108,332
   Net change in unrealized appreciation (depreciation)                                          27,702,544        72,420,780
                                                                                              -------------     -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   40,140,060       116,272,759
                                                                                              -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                (5,022,601)       (6,291,201)
   Net investment income, Class B                                                                  (312,324)         (546,305)
   Net investment income, Class C                                                                  (231,344)         (147,403)
   Net realized short-term gains, Class A                                                        (2,125,881)       (1,992,859)
   Net realized short-term gains, Class B                                                          (233,140)         (276,897)
   Net realized short-term gains, Class C                                                          (163,454)          (83,251)
   Net realized long-term gains, Class A                                                        (27,302,770)       (1,557,926)
   Net realized long-term gains, Class B                                                         (2,994,230)         (231,740)
   Net realized long-term gains, Class C                                                         (2,099,245)          (33,479)
                                                                                              -------------     -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                    (40,484,989)      (11,161,061)
                                                                                              -------------     -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (8,723,293 and 15,094,256 shares, respectively)                211,441,712       331,635,023
   Net asset value of shares issued from reinvestment of distributions
      (1,103,939 and 401,615 shares, respectively)                                               27,607,350         8,535,584
   Cost of shares repurchased (5,122,132 and 8,394,082 shares, respectively)                   (123,249,374)     (177,881,555)
                                                                                              -------------     -------------
Total                                                                                           115,799,688       162,289,052
                                                                                              -------------     -------------
CLASS B
   Proceeds from sales of shares (294,256 and 820,469 shares, respectively)                       7,076,195        17,860,112
   Net asset value of shares issued from reinvestment of distributions
      (99,229 and 43,865 shares, respectively)                                                    2,466,489           914,916
   Cost of shares repurchased (391,033 and 545,818 shares, respectively)                         (9,300,186)      (11,765,244)
                                                                                              -------------     -------------
Total                                                                                               242,498         7,009,784
                                                                                              -------------     -------------

CLASS C
   Proceeds from sales of shares (727,886 and 1,350,087 shares, respectively)                    17,717,849        29,954,797
   Net asset value of shares issued from reinvestment of distributions
      (74,007 and 10,927 shares, respectively)                                                    1,855,567           234,695
   Cost of shares repurchased (160,967 and 89,491 shares, respectively)                          (3,879,727)       (1,995,338)
                                                                                              -------------     -------------
Total                                                                                            15,693,689        28,194,154
                                                                                              -------------     -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    131,735,875       197,492,990
                                                                                              -------------     -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        131,390,946       302,604,688

NET ASSETS
   Beginning of period                                                                          607,303,271       304,698,583
                                                                                              -------------     -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
      OF $5,620,064 AND $995,329, RESPECTIVELY]                                               $ 738,694,217     $ 607,303,271
                                                                                              =============     =============

24                      See Notes to Financial Statements

Phoenix Real Estate Securities Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                  ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                           YEAR ENDED NOVEMBER 30
                                                  MAY 31, 2005      ----------------------------------------------------------
                                                   (UNAUDITED)       2004         2003         2002         2001         2000
Net asset value, beginning of period                 $25.46         $20.09       $15.59       $15.23       $14.42       $11.11
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.38(2)        0.44(2)      0.62(2)      0.69(2)      0.58(2)      0.53
   Net realized and unrealized gain (loss)             1.09           5.60         4.62         1.04         0.81         3.26
                                                     ------         ------       ------       ------       ------       ------
       TOTAL FROM INVESTMENT OPERATIONS                1.47           6.04         5.24         1.73         1.39         3.79
                                                     ------         ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.23)         (0.50)       (0.62)       (0.68)       (0.58)       (0.48)
   Distributions from net realized gains              (1.40)         (0.17)       (0.12)       (0.69)          --           --
                                                     ------         ------       ------       ------       ------       ------
       TOTAL DISTRIBUTIONS                            (1.63)         (0.67)       (0.74)       (1.37)       (0.58)       (0.48)
                                                     ------         ------       ------       ------       ------       ------
Change in net asset value                             (0.16)          5.37         4.50         0.36         0.81         3.31
                                                     ------         ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                       $25.30         $25.46       $20.09       $15.59       $15.23       $14.42
                                                     ======         ======       ======       ======       ======       ======
Total return(1)                                        5.86%(4)      30.68%       34.81%       12.05%        9.85%       35.14%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)           $626,883       $511,107     $260,615      $51,440      $22,108      $22,207
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                              1.30%(3)       1.28%        1.30%        1.30%        1.30%        1.30%
   Gross operating expenses                            1.30%(3)       1.28%        1.34%        1.61%        1.76%        1.79%
   Net investment income                               3.17%(3)       1.98%        3.52%        4.48%        3.97%        4.14%
Portfolio turnover                                        6%(4)         28%          16%          14%          39%          17%


                                                                                      CLASS B
                                                  ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                           YEAR ENDED NOVEMBER 30
                                                  MAY 31, 2005      ----------------------------------------------------------
                                                   (UNAUDITED)       2004         2003         2002         2001         2000
Net asset value, beginning of period                 $25.21         $19.91       $15.46       $15.11       $14.29       $11.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.29(2)        0.27(2)      0.48(2)      0.57(2)      0.48(2)      0.42
   Net realized and unrealized gain (loss)             1.07           5.54         4.59         1.03         0.80         3.24
                                                     ------         ------       ------       ------       ------       ------
       TOTAL FROM INVESTMENT OPERATIONS                1.36           5.81         5.07         1.60         1.28         3.66
                                                     ------         ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.13)         (0.34)       (0.50)       (0.56)       (0.46)       (0.41)
   Distributions from net realized gains              (1.40)         (0.17)       (0.12)       (0.69)          --           --
                                                     ------         ------       ------       ------       ------       ------
       TOTAL DISTRIBUTIONS                            (1.53)         (0.51)       (0.62)       (1.25)       (0.46)       (0.41)
                                                     ------         ------       ------       ------       ------       ------
Change in net asset value                             (0.17)          5.30         4.45         0.35         0.82         3.25
                                                     ------         ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                       $25.04         $25.21       $19.91       $15.46       $15.11       $14.29
                                                     ======         ======       ======       ======       ======       ======
Total return(1)                                        5.48%(4)      29.74%       33.76%       11.23%        9.09%       34.05%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $57,455        $57,797      $39,299      $17,984      $12,565      $13,184
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                              2.04%(3)       2.03%        2.05%        2.05%        2.05%        2.05%
   Gross operating expenses                            2.04%(3)       2.03%        2.09%        2.37%        2.52%        2.54%
   Net investment income                               2.46%(3)       1.25%        2.79%        3.70%        3.25%        3.44%
Portfolio turnover                                       6%(4)          28%          16%          14%          39%          17%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                      See Notes to Financial Statements                       25

Phoenix Real Estate Securities Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                              CLASS C
                                                                     --------------------------------------------------------
                                                                       SIX MONTHS                                FROM
                                                                          ENDED              YEAR              INCEPTION
                                                                      MAY 31, 2005           ENDED          JULY 25, 2003 TO
                                                                       (UNAUDITED)     NOVEMBER 30, 2004   NOVEMBER 30, 2003
Net asset value, beginning of period                                     $25.43             $20.07               $17.90
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (2)                                        0.29               0.26                 0.19
   Net realized and unrealized gain (loss)                                 1.08               5.61                 2.13
                                                                         ------             ------               ------
       TOTAL FROM INVESTMENT OPERATIONS                                    1.37               5.87                 2.32
                                                                         ------             ------               ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                   (0.13)             (0.34)               (0.15)
   Distributions from net realized gains                                  (1.40)             (0.17)                  --
                                                                         ------             ------               ------
       TOTAL DISTRIBUTIONS                                                (1.53)             (0.51)               (0.15)
                                                                         ------             ------               ------
Change in net asset value                                                 (0.16)              5.36                 2.17
                                                                         ------             ------               ------
NET ASSET VALUE, END OF PERIOD                                           $25.27             $25.43               $20.07
                                                                         ======             ======               ======
Total return (1)                                                           5.46%(4)          29.78%               13.03%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                                $54,357            $38,399               $4,785
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                                  2.05%(3)           2.03%                2.05%(3)
   Gross operating expenses                                                2.06%(3)           2.03%                2.07%(3)
   Net investment income                                                   2.40%(3)           1.17%                2.88%(3)
Portfolio turnover                                                            6%(4)             28%                  16%(4)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

26                      See Notes to Financial Statements

PHOENIX TAX-EXEMPT BOND FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Tax-Exempt Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

      Tax-Exempt               Beginning           Ending        Expenses Paid
      Bond Fund              Account Value      Account Value       During
       Class A             November 30, 2004     May 31, 2005       Period*
--------------------       -----------------    -------------    -------------
Actual                         $1,000.00          $1,022.30          $6.08
Hypothetical (5% return
  before expenses)              1,000.00           1,018.84           6.09

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.21%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      Tax-Exempt               Beginning           Ending        Expenses Paid
      Bond Fund              Account Value      Account Value       During
       Class A             November 30, 2004     May 31, 2005       Period*
--------------------       -----------------    -------------    -------------
Actual                          $1,000.00         $1,018.30          $9.84
Hypothetical (5% return
  before expenses)               1,000.00          1,015.06           9.87

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.95%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

   YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix Tax-Exempt Bond Fund


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         5/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

        [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA IS AS FOLLOWS]

                         California              17%
                         Texas                   13
                         Illinois                 9
                         Louisiana                7
                         Florida                  6
                         Virginia                 6
                         Wisconsin                5
                         Other                   37

                             SCHEDULE OFINVESTMENTS
                                  MAY 31, 2005
                                  (UNAUDITED)


                                                        PAR
                                                       VALUE
                                                       (000)       VALUE
                                                     --------   -----------
MUNICIPAL BONDS(e)--95.7%

ALABAMA--1.9%
Birmingham Capital Improvement General Obligation
Series A 5.50%, 8/1/25 .............................  $1,000    $ 1,091,590

ARKANSAS--0.4%
Drew County Public Facilities Board Single Family
Mortgage Revenue Series A-2 7.90%, 8/1/11 (FNMA
Collateralized).....................................      51         51,956

Jacksonville Residential Housing Facilities Board
Single Family Mortgage Revenue Series A-2 7.90%,
1/1/11 (FNMA Collateralized) .......................      89         89,827

Lonoke County Residential Housing Facilities Board
Single Family Mortgage Revenue Series A-2 7.90%,
4/1/11 (FNMA Collateralized)........................      85         87,914

Stuttgart Public Facilities Board Single Family
Mortgage Revenue Series A-2 7.90%, 9/1/11 (FNMA
Collateralized) ....................................      27         27,604
                                                                -----------
                                                                    257,301
                                                                -----------
CALIFORNIA--17.3%
California State General Obligation 5%, 2/1/20 .....     750        802,140
California State Public Works Board Department of
Mental Health Revenue Series A 5.50%, 6/1/16 .......   1,000      1,117,990

Los Angeles Unified School District Election of 1997
General Obligation Series E 5.125%, 1/1/27
(MBIA Insured) .....................................   1,120      1,191,994


                                                        PAR
                                                       VALUE
                                                       (000)       VALUE
                                                     --------   -----------
CALIFORNIA--CONTINUED
Riverside County Single Family Revenue Issue B
8.625%, 5/1/16 (GNMA Collateralized)(c)(d) .........  $4,300    $ 6,148,397

South Gate Utility Authority Revenue 0%, 10/1/19
(FGIC Insured) .....................................   1,385        726,945
                                                                -----------
                                                                  9,987,466
                                                                -----------
COLORADO--1.9%
Jefferson County School District No. R-001 General
Obligation Series A 5.25%, 12/15/11 Prerefunded
12/15/08 @ 101 (FGIC Insured) ......................   1,000      1,084,940

CONNECTICUT--4.2%
Mashantucket Western Pequot Tribe Special Revenue
Series A 144A 6.50%, 9/1/05(b)(d) ..................     845        853,231

Mashantucket Western Pequot Tribe Special Revenue
Series A 144A 6.50%, 9/1/06(b)(d) ..................     495        517,344

Mashantucket Western Pequot Tribe Special Revenue
Series B 144A 5.60%, 9/1/09(b) .....................   1,000      1,072,190
                                                                -----------
                                                                  2,442,765
                                                                -----------
FLORIDA--6.1%
Dade County General Obligation Series CC 7.125%,
10/1/12 (AMBAC Insured) ............................   1,490      1,874,718

Florida State Board of Education Capital Outlay
General Obligation Series E 5.50%, 6/1/20 ..........   1,500      1,651,890
                                                                -----------
                                                                  3,526,608
                                                                -----------

28                      See Notes to Financial Statements

Phoenix Tax-Exempt Bond Fund


                                                        PAR
                                                       VALUE
                                                       (000)       VALUE
                                                     --------   -----------
GEORGIA--3.7%
Cartersville Development Authority Revenue 5.625%,
5/1/09 .............................................  $2,000    $ 2,141,180

ILLINOIS--9.3%
Chicago Board of Education Certificate of
Participation Series A 6%, 1/1/20 (MBIA Insured) ...     500        600,820

Chicago Park District General Obligation Series A
5%, 1/1/27 (AMBAC Insured) ........................    1,000      1,059,060

Cook County General Obligation 6.50%, 11/15/10
(FGIC Insured) .....................................   1,500      1,744,095

Illinois Health Facilities Authority Revenue
Series C 7%, 4/1/08 (FSA Insured) .................      850        905,964

Metropolitan Pier & Exposition Authority Dedicated
State Tax Revenue Series A 5.50%, 6/15/27 ..........   1,000      1,014,010

Metropolitan Pier & Exposition Authority Revenue
6.50%, 6/15/07 (FGIC Insured)(d) ...................      30         30,670
                                                                -----------
                                                                  5,354,619
                                                                -----------
KENTUCKY--4.9%
Kentucky State Turnpike Authority Economic
Development Revenue 0%, 1/1/10 (FGIC Insured) ......   3,300      2,811,567

LOUISIANA--6.7%
Louisiana Local Government Environmental Facilities
Community Development Authority Revenue 5.25%,
12/1/18 (AMBAC Insured) ............................   2,500      2,815,075

Orleans Parish Parishwide School District General
Obligation Series B 5.50%, 9/1/20 (FGIC Insured) ...   1,000      1,058,840
                                                                -----------
                                                                  3,873,915
                                                                -----------
MASSACHUSETTS--1.9%
Massachusetts State Industrial Finance Agency
Revenue Series A-2 0%, 8/1/05 ......................   1,100      1,094,797

MICHIGAN--1.4%
Coldwater Community Schools General Obligation
5.625%, 5/1/15 (Q-SBLF Guaranteed) .................     700        785,134

NEW JERSEY--4.1%
Camden County Municipal Utilities Authority Sewer
Revenue Series B 0%, 9/1/11 (FGIC Insured) .........   3,000      2,384,670

NORTH CAROLINA--2.6%
North Carolina Municipal Power Agency No. 1 Catawba
Electric Revenue 6%, 1/1/09 (AMBAC Insured) ........   1,385      1,522,461

PENNSYLVANIA--1.2%
Delaware County Elwyn, Inc. Project Revenue Series A
5%, 6/1/21 (Radian Insured) ........................     625        663,369


                                                        PAR
                                                       VALUE
                                                       (000)       VALUE
                                                     --------   -----------
TENNESSEE--3.1%
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board Revenue 6%,
12/1/16 (AMBAC Insured) ............................  $1,500    $ 1,772,340

TEXAS--12.6%
Canyon Independent School District General
Obligation Series A 5.375%, 2/15/24 (PSF Guaranteed)   1,170      1,282,132

Midlothian Water District General Obligation 5.50%,
9/1/18 (FSA Insured) ...............................   1,110      1,228,903

Northwest Independent School  District General
Obligation 5%, 8/15/28 (PSF Guaranteed) ............   1,225      1,283,077

San Antonio Electric & Gas Revenue 5%, 2/1/12(d) ...      15         16,551

Texas State Public Finance Authority Building
Revenue 6.25%, 8/1/09 (MBIA Insured) ...............   1,250      1,324,925

University of Texas Permanent University Fund
Revenue Series B 5%, 7/1/26 ........................   1,000      1,063,720

Williamson County General Obligation 5.25%, 2/15/25
(FSA Insured) ......................................   1,000      1,075,200
                                                                -----------
                                                                  7,274,508
                                                                -----------
VIRGINIA--5.6%
Pittsylvania County Industrial Development Authority
Revenue Series A 7.45%, 1/1/09 .....................     900        926,415

Upper Occoquan Sewage Authority Revenue Series A
5.15%, 7/1/20 (MBIA Insured) .......................   2,000      2,287,820
                                                                -----------
                                                                  3,214,235
                                                                -----------
WASHINGTON--0.8%
Washington State General Obligation Series B 6%,
1/1/25 Prerefunded 1/1/10 @ 100 ....................     420        471,215

WEST VIRGINIA--0.9%
Upshur County Solid Waste Disposal Revenue 7%,
7/15/25 ............................................     500        513,225

WISCONSIN--5.1%
Wisconsin State Clean Water Revenue Series 1 6.875%,
6/1/11 .............................................     750        870,255

Wisconsin State Health and Educational Facilities
Authority Revenue 5%, 8/15/18 (Radian Insured) .....   2,000      2,059,380
                                                                -----------
                                                                  2,929,635
                                                                -----------
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $50,968,477)                                    55,197,540
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $50,968,477)                                    55,197,540
---------------------------------------------------------------------------

                      See Notes to Financial Statements                       29

Phoenix Tax-Exempt Bond Fund


                                                        PAR
                                                       VALUE
                                                       (000)       VALUE
                                                     --------   -----------
SHORT-TERM INVESTMENTS--3.4%

COMMERCIAL PAPER--3.4%
UBS Finance Delaware LLC 3.04%, 6/1/05 .............  $1,935    $ 1,935,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,935,000)                                      1,935,000
---------------------------------------------------------------------------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $52,903,477)                                    57,132,540(a)
Other assets and liabilities, net--0.9%                             534,739
                                                                -----------
NET ASSETS--100.0%                                              $57,667,279
                                                                ===========





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,267,904 and gross depreciation of $19,877 for federal income tax purposes. At May 31, 2005, the aggregate cost of securities for federal income tax purposes was $52,884,513.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to a value of $2,442,765 or 4.2% of net assets.
(c) All or a portion segregated as collateral for futures contracts.
(d) Escrowed to maturity.
(e) At May 31, 2005, 69% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FGIC 17.1%, AMBAC 15.7% and GNMA 10.7%.

30                      See Notes to Financial Statements

Phoenix Tax-Exempt Bond Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $52,903,477)                                  $ 57,132,540
Cash                                                                     1,120
Receivables
   Interest                                                            751,421
   Fund shares sold                                                    111,488
Prepaid expenses                                                        14,598
                                                                  ------------
     Total assets                                                   58,011,167
                                                                  ------------
LIABILITIES
Payables
   Fund shares repurchased                                              48,267
   Dividend distributions                                              179,607
   Variation margin for futures contracts                               23,906
   Investment advisory fee                                              22,065
   Professional fee                                                     21,444
   Transfer agent fee                                                   13,473
   Distribution and service fees                                        13,430
   Trustees' fee                                                         5,793
   Financial agent fee                                                   5,365
Accrued expenses                                                        10,538
                                                                  ------------
     Total liabilities                                                 343,888
                                                                  ------------
NET ASSETS                                                        $ 57,667,279
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 53,307,011
Undistributed net investment income                                     98,429
Accumulated net realized gain                                          167,620
Net unrealized appreciation                                          4,094,219
                                                                  ------------
NET ASSETS                                                        $ 57,667,279
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $55,819,519)                  5,129,493
Net asset value per share                                               $10.88
Offering price per share $10.88/(1-4.75%)                               $11.42

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,847,760)                     168,743
Net asset value and offering price per share                            $10.95


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 2005
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $1,459,627
                                                                    ----------
     Total investment income                                         1,459,627
                                                                    ----------
EXPENSES
Investment advisory fee                                                135,239
Service fees, Class A                                                   72,669
Distribution and service fees, Class B                                   9,856
Financial agent fee                                                     32,054
Transfer agent                                                          36,184
Trustees                                                                20,589
Professional                                                            18,466
Registration                                                            13,210
Custodian                                                                6,786
Printing                                                                 5,259
Miscellaneous                                                           19,649
                                                                    ----------
     Total expenses                                                    369,961
                                                                    ----------
NET INVESTMENT INCOME                                                1,089,666
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                       241,440
Net realized loss on futures                                           (61,655)
Net change in unrealized appreciation (depreciation) on
   investments                                                         204,376
Net change in unrealized appreciation (depreciation) on
   futures                                                            (147,325)
                                                                    ----------
NET GAIN ON INVESTMENTS                                                236,836
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,326,502
                                                                    ==========


                      See Notes to Financial Statements                       31

Phoenix Tax-Exempt Bond Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Six Months
                                                                                                  Ended
                                                                                               May 31, 2005       Year Ended
                                                                                                (Unaudited)    November 30, 2004
                                                                                              --------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                                $  1,089,666      $  2,473,373
   Net realized gain (loss)                                                                         179,785           936,451
   Net change in unrealized appreciation (depreciation)                                              57,051        (1,535,480)
                                                                                               ------------      ------------
   DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               1,326,502         1,874,344
                                                                                               ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                (1,042,194)       (2,297,464)
   Net investment income, Class B                                                                   (27,821)          (81,062)
   Net realized short-term gains, Class A                                                          (209,614)               --
   Net realized short-term gains, Class B                                                            (7,251)               --
   Net realized long-term gains, Class A                                                           (861,385)         (503,585)
   Net realized long-term gains, Class B                                                            (29,798)          (27,394)
                                                                                               ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (2,178,063)       (2,909,505)
                                                                                               ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (47,225 and 211,928 shares, respectively)                          515,861         2,341,303
   Net asset value of shares issued from reinvestment of distributions
     (120,919 and 157,454 shares, respectively)                                                   1,318,075         1,746,137
   Cost of shares repurchased (559,043 and 1,201,197 shares, respectively)                       (6,086,847)      (13,306,012)
                                                                                               ------------      ------------
Total                                                                                            (4,252,911)       (9,218,572)
                                                                                               ------------      ------------
CLASS B
   Proceeds from sales of shares (3,945 and 6,585 shares, respectively)                              43,076            73,355
   Net asset value of shares issued from reinvestment of distributions
     (2,771 and 4,851 shares, respectively)                                                          30,411            54,289
   Cost of shares repurchased (38,096 and 156,923 shares, respectively)                            (419,966)       (1,730,199)
                                                                                               ------------      ------------
Total                                                                                              (346,479)       (1,602,555)
                                                                                               ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     (4,599,390)      (10,821,127)
                                                                                               ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                         (5,450,951)      (11,856,288)
                                                                                               ------------      ------------

NET ASSETS
   Beginning of period                                                                           63,118,230        74,974,518
                                                                                               ------------      ------------
END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
   OF $98,429 AND $78,778, RESPECTIVELY]                                                       $ 57,667,279      $ 63,118,230
                                                                                               ============      ============

32                      See Notes to Financial Statements

Phoenix Tax-Exempt Bond Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS A
                                                  ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                           YEAR ENDED NOVEMBER 30
                                                  MAY 31, 2005      ----------------------------------------------------------
                                                   (UNAUDITED)       2004         2003        2002(2)       2001         2000
Net asset value, beginning of period                 $11.03         $11.19       $10.94       $10.83       $10.52       $10.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.20           0.40         0.40         0.44         0.48         0.57
   Net realized and unrealized gain (loss)             0.04          (0.10)        0.24         0.13         0.35         0.16
                                                     ------         ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.24           0.30         0.64         0.57         0.83         0.73
                                                     ------         ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.19)         (0.38)       (0.39)       (0.46)       (0.52)       (0.50)
   Distributions from net realized gains              (0.20)         (0.08)          --           --           --           --
                                                     ------         ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                              (0.39)         (0.46)       (0.39)       (0.46)       (0.52)       (0.50)
                                                     ------         ------       ------       ------       ------       ------
Change in net asset value                             (0.15)         (0.16)        0.25         0.11         0.31         0.23
                                                     ------         ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                       $10.88         $11.03       $11.19       $10.94       $10.83       $10.52
                                                     ======         ======       ======       ======       ======       ======
Total return(1)                                        2.23%(4)     2.80%          5.96%        5.38%        8.09%        7.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $55,820        $60,897      $71,083      $74,945      $76,268      $78,878
RATIO TO AVERAGE NET ASSETS OF:
     Operating expenses                                1.21%(3)       1.12%        1.11%        1.09%        1.11%        1.12%
     Net investment income                             3.65%(3)       3.60%        3.60%        4.02%        4.37%        5.54%
Portfolio turnover                                        1%(4)         28%          19%          41%          28%          12%

                                                                                      CLASS B
                                                  ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                           YEAR ENDED NOVEMBER 30
                                                  MAY 31, 2005      ----------------------------------------------------------
                                                   (UNAUDITED)       2004         2003        2002(2)       2001         2000
Net asset value, beginning of period                 $11.10         $11.26       $11.01       $10.89       $10.56       $10.34
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)                      0.17           0.34         0.33         0.36         0.39         0.50
     Net realized and unrealized gain (loss)           0.03          (0.12)        0.23         0.14         0.37         0.15
                                                     ------         ------       ------       ------       ------       ------
        TOTAL FROM INVESTMENT OPERATIONS               0.20           0.22         0.56         0.50         0.76         0.65
                                                     ------         ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
     Dividends from net investment income             (0.15)         (0.30)       (0.31)       (0.38)       (0.43)       (0.43)
     Distributions from net realized gains            (0.20)         (0.08)          --           --           --           --
                                                     ------         ------       ------       ------       ------       ------
        TOTAL DISTRIBUTIONS                           (0.35)         (0.38)       (0.31)       (0.38)       (0.43)       (0.43)
                                                     ------         ------       ------       ------       ------       ------
Change in net asset value                             (0.15)         (0.16)        0.25         0.12         0.33         0.22
                                                     ------         ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                       $10.95         $11.10       $11.26       $11.01       $10.89       $10.56
                                                     ======         ======       ======       ======       ======       ======
Total return(1)                                        1.83%(4)       2.03%        5.15%        4.62%        7.35%        6.41%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $1,848         $2,221       $3,891       $5,387       $5,118       $4,870
RATIO TO AVERAGE NET ASSETS OF:
     Operating expenses                                1.95%(3)       1.86%        1.86%        1.84%        1.86%        1.87%
     Net investment income                             2.90%(3)       2.84%        2.85%        3.26%        3.62%        4.77%
Portfolio turnover                                        1%(4)         28%          19%          41%          28%          12%

(1) Sales charges are not reflected in the total return calculation.
(2) As required, effective December 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended November 30, 2002 was to decrease the ratio of net investment income to average net assets from 3.27% to 3.26% for Class B. There was no net effect for Class A. There was no net effect on net investment income (loss) per share or net realized and unrealized gain
    (loss) per share for either class. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(3) Annualized.
(4) Not annualized.

                      See Notes to Financial Statements                       33

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2005 (UNAUDITED)


1. ORGANIZATION

   Phoenix Multi-Portfolio Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently four Funds are offered for sale (each a "Fund"). The Emerging Markets Bond Fund is non-diversified and has an investment objective of high current income and a secondary objective of long-term capital appreciation. The International Strategies Fund is diversified and has an investment objective of high total return consistent with reasonable risk. The Real Estate Securities Fund is non-diversified and has an investment objective of capital appreciation and income with approximately equal emphasis. The Tax-Exempt Bond Fund is diversified and has an investment objective of producing as high a level of current income exempt from federal income taxation as is consistent with the preservation of capital.

The Funds offer the following classes of shares for sale:

Fund                                Class A          Class B         Class C
----                               ---------        ---------       ---------
Emerging Markets Bond Fund             X                X               X
International Strategies Fund          X                X               X
Real Estate Securities Fund            X                X               X
Tax-Exempt Bond Fund                   X                X               X

   Class A shares of the Emerging Markets Bond Fund and Tax-Exempt Bond Fund are sold with a front-end sales charge of 4.75%. Class A shares of International Strategies Fund and Real Estate Securities Fund are sold with a front-end sales charge of 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining values.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2005 (CONTINUED)(UNAUDITED)


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are declared and recorded by each Fund on the ex-dividend date. For the Tax-Exempt Bond Fund, income distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of ~non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.


F. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


G. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices ~of securities.


H. FORWARD CURRENCY CONTRACTS:

   Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

   At May 31, 2005, the Funds held no open forward currency contracts.


I. REIT INVESTMENTS:

   With respect to the Real Estate Securities Fund, dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.


J. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain Funds may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2005 (CONTINUED)(UNAUDITED)


   At May 31, 2005, the Tax-Exempt Bond Fund had entered into futures contracts as follows:

                                          Value of                      Net
                              Number    Contracts      Market      Unrealized
                Expiration      of        when        Value of    Appreciation
Description        Date     Contracts    Opened      Contracts   (Depreciation)
-----------     ----------  ---------  ----------    ---------   --------------
Ten Year
  U.S. Treasury   June
  Notes           '05         (15)    $(1,652,812)  $(1,692,656)    $(39,844)
Twenty Year
  U.S. Treasury   June
  Bonds           '05         (20)     (2,254,375)   (2,349,375)     (95,000)
                            -------   -----------   -----------    ---------
                              (35)    $(3,907,187)  $(4,042,031)   $(134,844)
                            =======   ===========   ===========    =========


K. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.


L. SWAP AGREEMENTS:

   Certain Funds may invest in swap agreements, including interest rate, index, total return, credit default and foreign currency exchange rate swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

   Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

   Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

   Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian.

   Swaps are marked-to-market daily based upon quotations from market makers and the change, if any is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At May 31, 2005, the Trust did not hold any swap agreements.

   Certain Funds reclassified periodic payments made under swap agreements previously included within interest income, as a component of realized gain
(loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts and net investment income ratios in prior year financial highlights accordingly.


M. LOAN AGREEMENTS:

   Certain Funds may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Each Fund's investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.


N. INDEMNIFICATIONS:

   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Trust, the Advisers, Phoenix Investment Counsel, Inc., ("PIC") an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") and Duff & Phelps Investment

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2005 (CONTINUED)(UNAUDITED)


Management Co. ("DPIM"), an indirect, wholly-owned subsidiary of PNX, the Adviser for the Real Estate Securities Fund, are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                    1st        $1-2       $2 +
                                                $1 Billion    Billion    Billion
                                                ----------    -------    -------
Emerging Markets Bond Fund ................        0.75%       0.70%      0.65%
International Strategies Fund .............        0.75%       0.70%      0.65%
Real Estate Securities Fund ...............        0.75%       0.70%      0.65%
Tax-Exempt Bond Fund ......................        0.45%       0.40%      0.35%

   DPIM has voluntarily agreed to reimburse through March 31, 2006, the Real Estate Securities Fund's operating expenses (other than interest, taxes, brokerage fees, commissions and extraordinary expenses) to the extent that such expenses exceed the funds average annual net assets as follows:

            Class A                Class B                 Class C
           ---------              ---------               ---------
             1.30%                  2.05%                   2.05%

   The adviser will not seek to recapture any prior years' reimbursed expenses or waived fees.

   Aberdeen Asset Management Inc. (formerly Aberdeen Fund Managers, Inc.) ("Aberdeen") is subadviser to the International Strategies Fund. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the International Strategies Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended May 31, 2005, as follows:

                                       Class A        Class B        Class C
                                     Net Selling     Deferred       Deferred
                                     Commissions  Sales Charges  Sales Charges
                                     -----------  -------------  -------------
Emerging Markets Bond Fund .......     $ 1,515       $32,535        $   175
International Strategies Fund ....       2,431         6,181             30
Real Estate Securities Fund ......      60,406        72,535         10,714
Tax-Exempt Bond Fund .............       1,537           975             --

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As Financial Agentof the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The current fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net assets of each Fund. Certain minimum fees may apply. For the period ended May 31, 2005, the Trust incurred PEPCO financial agent fees totaling $296,697.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended May 31, 2005, transfer agent fees were $826,632 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                Transfer Agent
                                                                 Fee Retained
                                                                --------------
Emerging Markets Bond Fund ................................        $  6,386
International Strategies Fund .............................          45,454
Real Estate Securities Fund ...............................         234,538
Tax-Exempt Bond Fund ......................................           8,362

   PNX and its affiliates, the retirement plans of PNX and its affiliates and Phoenix affiliated Funds held shares which aggregated the following:

                                                                     Aggregate
                                                                     Net Asset
                                                         Shares        Value
                                                        --------   ------------
International Strategies Fund
              --Class C ............................     10,559     $    96,192
Real Estate Securities Fund
              --Class A ............................    755,182      19,106,105


4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities during the period ended May 31, 2005, (excluding U.S. Government and agency securities, short-term securities and futures contracts) were as follows:

                                                       Purchases       Sales
                                                     ------------   -----------
Emerging Markets Bond Fund ......................... $ 10,931,736   $17,489,519
International Strategies Fund ......................   12,476,640    18,289,475
Real Estate Securities Fund ........................  135,784,219    39,644,261
Tax-Exempt Bond Fund ...............................      647,681     7,233,287

   There were no long-term purchases or sales of U.S. Government and agency securities.


5. CREDIT RISK AND ASSET CONCENTRATION

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2005 (CONTINUED)(UNAUDITED)


the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors. High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   At May 31, 2005, the Emerging Markets Bond Fund held $7,884,402 and $6,543,500 in investments issued by the Federative Republic of Brazil and the Russian Federation, comprising 17% and 14% of the total net assets of the Fund, respectively.


6. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies and its subsidiaries (collectively "the company") with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.


7. OTHER

   At May 31, 2005, the Real Estate Securities Fund had one omnibus shareholder account (which is comprised of a group of individual shareholders), which individually amounted to 16.8% of the total shares outstanding; the shareholder is not affiliated with PNX.


8. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:
                                                Expiration Year
                                ------------------------------------------------
                                    2005        2006        2007         2008
                                -----------  ----------  ----------  -----------
Emerging Markets
   Bond Fund .................  $13,584,328  $4,141,783          --  $15,783,427
International Strategies
   Fund ......................           --          --          --           --

                                                Expiration Year
                                ------------------------------------------------
                                    2009        2010        2011        Total
                                ------------------------------------------------
Emerging Markets
   Bond Fund                    $ 5,098,571 $        --  $       --  $38,608,109
International Strategies
   Fund                          14,765,675  11,155,422   8,054,548   33,975,645

   The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.


9. SUBSEQUENT EVENTS

   The Board of Trustees for the Funds approved name changes for the Funds to be effective July 1, 2005, as follows:

From                                    To
----                                    --
Phoenix-Aberdeen                        Phoenix International
  International Fund .....................Strategies Fund
Phoenix-Duff & Phelps Real              Phoenix Real Estate
  Estate Securities Fund .................Securities Fund
Phoenix-Goodwin Emerging                Phoenix Emerging Markets
  Markets Bond Fund ......................Bond Fund
Phoenix-Goodwin Tax-Exempt              Phoenix Tax-Exempt
  Bond Fund ..............................Bond Fund

   The Funds' investment objectives, principal investment strategies, and principal risks will remain the same, unless otherwise noted. Effective July 1, 2005, Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers Limited ("New Star") became the subadvisers to the Phoenix International Strategies Fund, replacing Aberdeen Asset Management Inc. The Fund will have a multi-managed approach. The adviser will manage the Fund's investment program and the general operations of the Fund, including oversight of the Fund's subadvisers. Acadian and New Star, as subadvisers, each will manage a portion of the Fund's assets based on its respective management style. The adviser will make the determination as to the allocation of the assets between the Fund's subadvisers.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2005 (CONTINUED)(UNAUDITED)


   PIC will pay Acadian a subadvisory fee, based on the schedule below, on the aggregated international assets managed by Acadian across all Phoenix Funds subadvised by Acadian:

                                   1st            $200+ million          $500+
                              $200 million     through $500 million     million
                              ------------     --------------------     -------
Subadvisory Fee ............      0.50%                0.40%             0.35%

   PIC will pay New Star a subadvisory fee, based on the schedule below, on the aggregated international assets managed by New Star across all Phoenix Funds subadvised by New Star:

                                     1st              $100+
                                $100 million         million
                                ------------         -------
Subadvisory Fee.............        0.50%             0.40%

   Also effective July 1, 2005, the advisory fee to PIC was increased by 0.10%, PIC has contractually agreed to waive this amount through September 30, 2006.

   Effective July 1, 2005, the Fund's investment adviser implemented an expense cap of total fund operating expenses at 1.00% for Class A Shares and 1.75% for Class B Shares for the Phoenix Tax-Exempt Bond Fund (Formerly known as Phoenix-Goodwin Tax-Exempt Bond Fund). The Fund's investment adviser has contractually agreed to limit the Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through March 31, 2006. The adviser will not seek to recapture any reimbursed operating expenses in the future.


10. PROXY VOTING PROCEDURES AND VOTING RECORD
   The Advisers and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2004, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

11. FORM N-Q INFORMATION

   The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

PHOENIX MULTI-PORTFOLIO FUND
BOARD OF TRUSTEES' CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS MAY 31, 2005 (UNAUDITED)


   The Board of Trustees is responsible for overseeing the performance of the Funds' Advisers and Subadviser and for determining whether to approve and renew the Funds' investment advisory and subadvisory arrangements. In approving each agreement, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the respective agreement and the overall fairness of each agreement to the Funds. A report from the Advisers and the Subadviser that addressed specific factors designed to inform the Board's consideration on these and other issues was supplied to Board members in advance of the annual contract review meeting and reviewed with them at that meeting.


ADVISORY AGREEMENTS

   With respect to the nature and quality of the services provided, the Board regularly reviews information, comparing the performance of each Fund with a peer group of funds and a relevant market index, the allocation of each Fund's brokerage commissions, including any allocations to affiliates, the Advisers' record of compliance with its investment policies and restrictions on personal securities transactions. The Board regularly reviews data relating to the quality of brokerage execution received by the other funds overseen by the Trustees, including the Advisers' use of brokers or dealers in fund transactions that provide research and other services to the Adviser and the potential benefits derived by the Funds from such services. Additionally, the Funds' Advisers'/Subadviser's portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and respond to the Board's questions concerning performance of the Adviser. The Board concluded that it was generally satisfied with the nature and quality of the services provided by the Advisers to each of the Funds under the respective advisory agreements.

   With respect to the overall fairness of the advisory agreements, the Board primarily considered information relating to each Fund's fee structures, including a comparative analysis of each Fund's management fees, 12b-1 fees and total expenses with its respective peer group. The Board also considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders through a graduated advisory fee schedule or other means, including any fee waivers by the Adviser and/or its affiliates. The Board concluded that each Fund's fee structure provided an opportunity for the respective Fund's shareholders to benefit from economies of scale as the Fund grew.

   At the annual contract review meeting held in November 2004, the Board reviewed an extensive questionnaire from each Adviser concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. The Board concluded, upon review of the questionnaire responses, that the Advisers possessed the fundamental resources necessary to meet its investment mandate. The Board concluded, based upon a review of the financial statements provided by the Advisers, that the firms were sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that the Advisers had no systemic legal or compliance problems that would interfere with the Funds' management.

   The Board also reviewed materials describing the financial profitability of each Adviser. The materials included information about how costs are allocated across the mutual fund complex, and matched to revenues. The Board noted that the Advisers had not profited at the level that the industry, or the Phoenix corporate board, would expect; however, each Adviser assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.

   Following considerable deliberations, the Board found each Fund's management fee, 12b-1 fees and total expenses to be comparable to those charged by a group of similarly situated funds in the industry as selected by an independent third party. Additionally, the Board found no evidence of material or systemic compliance violations by the Adviser in its management of the Funds. The Board expressed its concern with lagging performance by the International Strategies Fund and the Emerging Markets Bond Fund compared to their respective peers. With respect to the Emerging Markets Bond Fund, Management explained that the previous portfolio manager had been replaced with a team approach, under the leadership of a new team leader. The Board considered Management's assertion that Management was hopeful that performance for this fund would improve under this new approach. With respect to the Tax-Exempt Bond Fund, performance was strong compared to its peers for the three-, five- and ten-year periods, but performance had suffered recently. Management expressed the belief that the performance would return to historical norms and the Board accepted Management's opinion. The Board determined to monitor closely the performance of this Fund and the International Strategies Fund and advised Management that they would expect to see improvement in future periods. The Board noted the superior performance of the Real Estate Securities Fund over all periods reviewed compared to it's peers and it's benchmark. The Board concluded, that the costs of the services provided and the profits realized by each Adviser from its relationship with the Funds to be fair and reasonable. In drawing this conclusion, the Board considered the

PHOENIX MULTI-PORTFOLIO FUND
BOARD OF TRUSTEES' CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS MAY 31, 2005 (UNAUDITED) (CONTINUED)


voluntary waiver of advisory and other fees to prevent total Fund expenses from exceeding a specified cap.


SUBADVISORY AGREEMENT

   With respect to the nature and quality of the services provided, the Board regularly reviews information, comparing the performance of the International Strategies Fund with a peer group of funds and a relevant market index, the allocation of the Fund's brokerage commissions, including any allocations to affiliates, the Subadviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Board regularly reviews data relating to the quality of brokerage execution received by the other funds overseen by the Trustees, including the Subadviser's use of brokers or dealers in fund transactions that provide research and other services to the Subadviser and the potential benefits derived by the Fund from such services. Additionally, the Subadviser's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning performance of the Subadviser.

   With respect to the overall fairness of the subadvisory agreement, the Board primarily considered information relating to the Fund's fee structures, including a comparative analysis of the Fund's management fees, total expenses and 12b-1 fees with its respective peer group. The Board also considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders through a graduated advisory fee schedule or other means, including any fee waivers by the Adviser and/or its affiliates. The Board also considered the fact that fees under the subadvisory agreement would be paid by the International Strategies Fund's Adviser out of its advisory fee.

   At the annual contract review meeting held in November 2004, the Board reviewed an extensive questionnaire from the Subadviser concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. The Board concluded, upon review of the questionnaire responses, that the Subadviser possessed the fundamental resources necessary to meet its investment mandate. The Board concluded based upon a review of the financial statements provided by the Subadviser, that the firm was sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that the Subadviser had no systemic legal or compliance problems that would interfere with the Funds' management.

   The Board also reviewed materials describing the financial profitability of the Subadviser. The Board noted that the Subadviser had not profited at the level that the industry, or the Phoenix corporate board, would expect; however, the Subadviser assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.

   Following considerable deliberations, the Board found the Fund's subadvisory fee to be fair and reasonable. Additionally, the Board found no evidence of material or systemic compliance violations by the Subadviser in its management of the Funds. The Board expressed its concern with lagging performance by the International Strategies Fund compared to it's peers. Based in part on Management's representation that a subadviser change would be made if, in the short term, there was not a significant improvement in the Fund's performance, the Board determined to renew the subadvisory agreement and to monitor closely the performance of this Fund and advised Management that they would expect to see improvement in future periods.


ALL ADVISORY AND SUBADVISORY AGREEMENTS

   The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Funds' advisory and subadvisory agreements. It concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

FUND MANAGEMENT TABLES



   Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

   The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust, except for Messrs. Dill and Romans who are serving a two year term expiring in 2006.

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF
                                             PORTFOLIOS IN
                                             FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     DATE OF BIRTH             TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway              Served since        52        Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC     1993.                         Trustee/Director, Realty Foundation of New York (1972-present),
101 Park Avenue                                             Josiah Macy, Jr. Foundation (Honorary) (2004-present), Pace University
New York, NY 10178                                          (Director/Trustee Emeritus) (2003-present), Greater New York Councils,
DOB: 8/2/29                                                 Boy Scouts of America (1985-present), The Academy of Political Science
                                                            (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                            (1989-present), Colgate University (Trustee Emeritus) (since 2004).
                                                            Director/Trustee, The Harlem Youth Development Foundation, (Chairman)
                                                            (1998-2002), Metropolitan Transportation Authority (Chairman)
                                                            (1992-2001), Trism, Inc. (1994-2001), Consolidated Edison Company of
                                                            New York, Inc. (1970-2002), Atlantic Mutual Insurance Company
                                                            (1974-2002), Centennial Insurance Company (1974-2002), Union Pacific
                                                            Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                            (Advisory Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                            University (1978-2003), New York Housing Partnership Development Corp.
                                                            (Chairman) (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).
                                                            Trust/Director, Phoenix Funds Family (1983-present).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne           Served since        52        Retired. Trustee/Director, Phoenix Funds Family (1983-present).
The Flat, Elmore Court        1993.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                Served since        50        Retired. Trustee, Phoenix Funds Family (1989-present). Trustee,
7721 Blue Heron Way           2004.                         Scudder Investments (33 portfolios) (1986-present). Director, Coutts &
West Palm Beach, FL 33412                                   Co. Trust Holdings Limited (1991-2000), Coutts & Co. Group (1991-2000)
DOB: 3/28/30                                                and Coutts & Co. International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries           Served since        52        Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902      1995.                         Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.              Served since        50        Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.     1987.                         Director/Trustee, Evergreen Funds (six portfolios). Trustee, Phoenix
736 Market Street, Ste. 1430                                Funds Family (1980-present). Chairman (1998 to 2000) and Chief
Chattanooga, TN 37402                                       Executive Officer 1995-1998), Carson Products Company (cosmetics).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF
                                             PORTFOLIOS IN
                                             FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     DATE OF BIRTH             TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara         Served since        52        Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of New     2001.                         (1982-present). Trustee/Director, Phoenix Funds Complex
York                                                        (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris             Served since        52        Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
164 Laird Road                1995.                         Director, W.H. Reaves and Company (2004-present). Vice President, W.H.
Colts Neck, NJ 07722                                        Reaves and Company (investment management) (1993-2003).
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                Served since        50        Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
Hudson Castle Group, Inc.     1987.                         Inc.) (financial services) (1997-present). Managing Director Wydown
Northeast Investment                                        Group (consulting firm) (1994-present). Director, Investors Financial
Management, Inc.                                            Service Corporation (1995-present), Investors Bank & Trust Corporation
50 Congress Street                                          (1995-present), Stifel Financial (1996-present), Connecticut River
Suite 1000                                                  Bancorp (1998-present), Connecticut River Bank (1999-present), Trust
Boston, MA 02109                                            Company of New Hampshire (2002-present). Chairman, Emerson Investment
DOB: 5/31/46                                                Management, Inc. (2000-present). Vice Chairman, Massachusetts Housing
                                                            Partnership (1994-1999). Director/Trustee, John Hancock Trust
                                                            (2004-present), Blue Cross and Blue Shield of New Hampshire
                                                            (1994-1999), AIB Govett Funds (1991-2000) and Command Systems, Inc.
                                                            (1998-2000), Phoenix Investment Partners, Ltd. (1995-2001), 1Mind,
                                                            Inc. (2000-2002), 1Mind.com, Plymouth Rubber Co. (1995-2003). Director
                                                            and Treasurer, Endowment for Health, Inc. (2000-2004).
                                                            Trustee/Director, Phoenix Funds Family (1987-present).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans              Served since        50        Retired. President, Romans & Company (private investors and financial
39 S. Sheridan Road           2004.                         consultants) (1987-2003). Trustee/Director, Phoenix Funds Complex
Lake Forest, IL 60045                                       (1985-present). Trustee, Burnham Investors Trust (5 portfolios)
DOB: 4/22/31                                                (1967-2003). Trustee/Director, Phoenix Funds Family (1996-present).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson           Served since        50        Managing Director, Northway Management Company (1998-present).
Northway Management           1993.                         Trustee/Director, Phoenix Funds Family (1983-present).
Company LLC
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck      Served since        50        Director, Banco Urquijo (Chairman). Trustee, Phoenix Funds Complex
Nederpolder, 7                2004.                         (2004-present). Director EASDAQ (Chairman), The Fleming Continental
B-9000 Gent, Belgium                                        European Investment Trust, Groupe SNEF, Degussa Antwerpen N.V.,
DOB: 7/30/42                                                Santens N.V. Managing Director, Almanij N.V. (1992-2003); Director,
                                                            KBC Bank and Insurance Holding Company (Euronext) (1992-2003), KBC
                                                            Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                            Luxembourgeoise (1992-2003), Investco N.V. (1992-2003), Gevaert N.V.
                                                            (1992-2003), Fidea N.V. (1992-2003), Almafin N.V. (1992-2003), Centea
                                                            N.V. (1992-2003), Dutch Chamber of Commerce for Belgium and Luxemburg,
                                                            Phoenix Investment Partners, Ltd. (1995-2001). Trustee/Director,
                                                            Phoenix Funds Family (2002-present).
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF
                                             PORTFOLIOS IN
                                             FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     DATE OF BIRTH             TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.        Served since        50        Director, Medallion Financial New York (2003-present), Compuware
7 Little Point Street         1995.                         (1996-present), WWF, Inc. (2000-present). President, The Trust for
Essex, CT 06426                                             America's Health (non-profit) (2001-present). Trustee/Director,
DOB: 5/16/31                                                Phoenix Funds Family (1995-present). Director, UST, Inc. (1995-2004),
                                                            HPSC Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------


                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF
                                             PORTFOLIOS IN
                                             FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     DATE OF BIRTH             TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche         Served since        50        Limited Managing Director, Lazard Freres & Co. LLC (1997-2005).
  Lazard Freres & Co. LLC     2002.                         Trustee/Director, Phoenix Funds Family (2002-2005). Director, The
  30 Rockefeller Plaza,                                     Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
  59th Floor                                                (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin        Served since        74        Director, PXRE Corporation (Delaware) (1985-present), World Trust Fund
  DOB: 10/23/46               1989.                         (1991-present). Management Consultant (2002-2004), Chairman
                                                            (1997-2002), Chief Executive Officer (1995-2002), Director (1995-2002)
  Chairman                                                  and Vice Chairman (1995-1997), Phoenix Investment Partners, Ltd.
                                                            Director and Executive Vice President, The Phoenix Companies, Inc.
                                                            (2000-2002). Director (1994-2002) and Executive Vice President,
                                                            Investments (1987-2002), Phoenix Life Insurance Company. Director
                                                            (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel, Inc.
                                                            Director (1982-2002) and President (1990-2000), Phoenix Equity
                                                            Planning Corporation. Chairman and President, Phoenix/Zweig Advisers
                                                            LLC (2001-2002). Director (2001-2002) and President (April
                                                            2002-September 2002), Phoenix Investment Management Company. Director
                                                            and Executive Vice President, Phoenix Life and Annuity Company
                                                            (1996-2002). Director (1995-2000) and Executive Vice President
                                                            (1994-2002) and Chief Investment Counsel (1994-2002), PHL Variable
                                                            Insurance Company. Director, Phoenix National Trust Holding Company
                                                            (2001-2002). Director (1985-2002) and Vice President (1986-2002) and
                                                            Executive Vice President (2002-2002), PM Holdings, Inc. Director, W.S.
                                                            Griffith Associates, Inc. (1995-2002). Director (1992-2002) and
                                                            President (1993-1994), W.S. Griffith Securities, Inc.
                                                            Director/Trustee, Phoenix Funds Complex (1989-present).
------------------------------------------------------------------------------------------------------------------------------------

 *Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
  Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
**Mr. McLoughlin is an "interested person", as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
   NAME, ADDRESS AND             TRUST AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH                  TIME SERVED                                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci                President since 2004.         Executive Vice President, Asset Management, The Phoenix Companies,
DOB: 6/12/57                                                  Inc. (wealth management) (since 2003). President and Chief Executive
                                                              Officer, Phoenix Investment Partners, Ltd. (since 2003). President, certain funds within the Phoenix Fund Complex (2004-present).
                                                              President and Chief Executive Officer of North American investment operations, Pioneer Investment Management USA, Inc. (2001-2003).
                                                              President of Private Wealth Management Group (2000-2001), Executive
                                                              Vice President of Distribution and Marketing for U.S. institutional services business (1998-2000) and Executive Vice President of
                                                              Distribution and Marketing for Fidelity Canada (1996-1998), Fidelity
                                                              Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward               Executive Vice President      Senior Vice President and Chief Operating Officer, Asset Management,
DOB: 8/17/64                    since 2004.                   The Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                              (2004-present). Vice President, Phoenix Life Insurance Company
                                                              (2002-2004). Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                              Vice President, Finance, Phoenix Investment Partners, Ltd.
                                                              (2001-2002). Assistant Controller, Phoenix Investment Partners, Ltd.
                                                              (1996-2002). Executive Vice President, certain funds within the
                                                              Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman              Senior Vice President         Vice President and Chief Administrative Officer, Phoenix Investment
DOB: 7/27/62                    since 2004.                   Partners Ltd. (2003-present), Senior Vice President and Chief
                                                              Administrative Officer, Phoenix Equity Planning Corporation
                                                              (1999-present), Senior Vice President, certain funds within the
                                                              Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss                Chief Financial Officer and   Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                   Treasurer since 1996.         Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation.
                                                              Vice President (2003-present), Phoenix Investment Partners, Ltd. Chief
                                                              Financial Officer and Treasurer or Assistant Treasurer, certain Funds within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                   Secretary and                 Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row                Chief Legal Officer           2005-present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102              since 2005.                   Secretary of certain funds within the Phoenix Fund Complex (May
DOB: 8/3/54                                                   2005-present). Compliance Officer of Investments and Counsel,
                                                              Travelers Life and Annuity Company (January 2005-May 2005). Assistant
                                                              General Counsel, The Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-PORTFOLIO FUND

101 Munson Street
Greenfield, MA 01301

TRUSTEES                                                INVESTMENT ADVISERS
E. Virgil Conway                                        Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                     56 Prospect Street
S. Leland Dill                                          Hartford, CT 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                        Duff & Phelps Investment Management Co.
Marilyn E. LaMarche                                     (Phoenix Real Estate Securities Fund)
Philip R. McLoughlin                                    55 East Monroe Street, Suite 3600
Geraldine M. McNamara                                   Chicago, IL 60603
Everett L. Morris
James M. Oates                                          PRINCIPAL UNDERWRITER
Donald B. Romans                                        Phoenix Equity Planning Corporation
Richard E. Segerson                                     1 American Row
Ferdinand L. J. Verdonck                                Hartford, CT 06102
Lowell P. Weicker, Jr.
                                                        TRANSFER AGENT
OFFICERS                                                Phoenix Equity Planning Corporation
Daniel T. Geraci, President                             1 American Row
George R. Aylward, Executive Vice President             Hartford, CT 06102
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Chief Financial Officer               CUSTODIANS
  and Treasurer                                         Brown Brothers Harriman & Co.
Kevin J. Carr, Secretary and Chief Legal Officer        (Phoenix International Strategies Fund)
                                                        40 Water Street
                                                        Boston, MA 02109

------------------------------------------------        State Street Bank and Trust Company
  IMPORTANT NOTICE TO SHAREHOLDERS                      P.O. Box 5501
  The Securities and Exchange Commission has            Boston, MA 02206-5501
  modified mailing regulations for semiannual
  and annual shareholder fund reports to                HOW TO CONTACT US
  allow mutual fund companies to                        Mutual Fund Services             1-800-243-1574
  send a single copy of these reports to                Advisor Consulting Group         1-800-243-4361
  shareholders who share the same mailing               Telephone Orders                 1-800-367-5877
  address. If you would like additional                 Text Telephone                   1-800-243-1926
  copies, please call Mutual Fund Services              Web site                       PHOENIXFUNDS.COM
  at 1-800-243-1574.
------------------------------------------------

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




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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         -----------------
                                                             PRESORTED
                                                             STANDARD
                                                           U.S. POSTAGE
                                                               PAID
                                                          Louisville, KY
[LOGO OMITTED]                                            Permit No. 1051
PHOENIXFUNDS(SM)                                        ------------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480









For more information about Phoenix mutual funds,

please call your financial representative, contact us

at 1-800-243-1574 or visit PHOENIXFUNDS.COM.









NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP490A                                                                     7-05


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Phoenix Multi-Portfolio Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              July 29, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              July 29, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date              July 29, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.